UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	November 1, 2013 — April 30, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PTRNX

Putnam Absolute Return 300 Fund®

Semiannual report
4 | 30 | 14

A world of investing®

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
300 Fund®

Semiannual report
4 | 30 | 14

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Shareholder meeting results	79

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Bond prices in the portfolio may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. The fund’s active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. The fund may not achieve its goal, and it is not intended to be a complete investment program. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may periodically make it more difficult for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

Message from the Trustees

Dear Fellow Shareholder:

Global stock markets continue to advance, albeit at a slower pace than in 2013, as the recovery in economies around the world progresses.

In the United States, recent improvements in the vital areas of employment, manufacturing, and consumer sales appear to have returned the economy to its upward trajectory. Likewise, capital spending by businesses — a key variable needed to support continued economic expansion — has risen. This strength, along with the leadership transition at the Federal Reserve, has fueled debate about future monetary policy.

In this environment, we believe Putnam’s commitment to active fundamental research and new ways of thinking can serve the best interests of investors. We are pleased to report that this commitment has played a positive role in investment performance. Barron’s has ranked Putnam second among 55 fund families based on total return across asset classes for the five years ending in December 2013.

We also believe that it is worthwhile to meet with your financial advisor periodically to discuss the range of strategies that Putnam offers. Your advisor can help you assess your individual needs, time horizon, and risk tolerance — crucial considerations as you work toward your investment goals.

Putnam Absolute Return 300 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds seek positive total returns above the return of U.S. Treasury bills while employing strategies that may produce lower volatility over time. The Absolute Return 300 Fund can invest in a wide range of securities and provide diversification to a portfolio of more traditional funds.

The fund's management team has experience in absolute return investing over market cycles.

Featured from left to right:

D. William Kohli
(industry since 1986)

Michael V. Salm
(industry since 1989)

Kevin F. Murphy
(industry since 1988)

Paul D. Scanlon, CFA
(industry since 1986)

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted total returns above the return of U.S. Treasury bills over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for further details.

The Absolute Return 300 Fund has been less volatile than stocks and on par with bonds.

The fund has pursued active strategies that seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/14

Treasury bills 0.05%
Putnam Absolute Return 300 Fund® 2.56%
Bonds 2.83%
Stocks 15.40%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 300 Fund

Absolute Return 300 Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 3, 5, and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

4	Absolute Return 300 Fund

Interview with your fund’s portfolio manager

Bill, what was the environment like in global bond markets during the six months ended April 30, 2014?

The global business cycle remained on steady footing during the past six months, providing a generally benign backdrop for financial markets. However, divergences between emerging-market [EM] economies continued to expand, and rising global risks — particularly in Asia — increased the likelihood of greater market volatility. At the end of March, leading economic indicators in all of the largest developed markets were stronger than they were six months earlier, while only about 60% of emerging markets exhibited stronger leading indicators. According to Bloomberg’s Financial Condition Indexes, credit conditions in the United States and Europe reached their best levels since the 2007–2008 financial crisis, but hit new cycle lows in many developing markets and Asia. Global credit spreads — the yield premium offered over U.S. Treasuries — continued to narrow, particularly in peripheral eurozone countries.

In the United States, the Federal Reserve surprised investors at its December policy meeting by announcing the first reduction in its bond-buying program somewhat earlier than the market was anticipating. The Fed agreed to lower its $85-billion-per-month pace of purchases by $10 billion beginning in January, citing improving labor-market conditions as its rationale. Bond yields spiked

Absolute Return 300 Fund	5

on the news, with the yield on the benchmark 10-year Treasury reaching 3.03% by the end of December.

In January, with the central bank beginning the process of reducing its bond-buying, lackluster U.S. economic data coupled with concern about EM currencies caused investors to assume a more risk-averse posture. Asset flows shifted toward the relative safety of U.S. Treasuries, pushing the yield on the 10-year note down to 2.65%, its lowest level since mid-November. By February, however, with EM stress abating, market participants were encouraged by the resiliency of U.S. stocks as well as lower Treasury yields. The bond markets were also buoyed by investors largely dismissing weak economic data as a function of severe weather affecting some of the country’s most densely populated regions, and by the fact that the crisis in Ukraine remained localized.

U.S. interest rates rose slightly in March only to decline marginally again in April, as the Fed reiterated that it is likely to keep its target for short-term interest rates close to zero for a “considerable time” after its bond purchases end.

Which holdings and strategies bolstered the fund’s performance?

Our prepayment and mortgage credit strategies were the biggest contributors to performance. We implemented our prepayment strategies with securities such as interest-only and inverse interest-only collateralized mortgage obligations [CMOs]. Lower policy risk coupled with mortgage rates that remained at elevated levels versus the past couple of years reduced the likelihood that

Allocations are shown as a percentage of the fund’s net assets as of 4/30/14. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

6	Absolute Return 300 Fund

the mortgages underlying our CMO holdings would be refinanced. As a result, slower prepayment speeds bolstered the securities’ values. Additionally, positioning the fund to benefit from higher mortgage rates worked well, as rates rose steadily during the final months of 2013.

Within mortgage credit, our holdings of commercial mortgage-backed securities [CMBS] were the primary contributors. Within CMBS, security selection in subordinated “mezzanine” bonds rated BBB/Baa, which we believe were offering relatively attractive yields given their risk profile, drove our returns. Allocations to non-agency residential mortgage-backed securities [RMBS] and interest-only CMBS also modestly aided performance.

Elsewhere, our positions in corporate bonds — both high yield and investment grade — provided a further boost to the fund’s return, as the asset classes gained due to solid corporate fundamentals and consistent investor demand.

Lastly, holdings of U.S.-dollar-denominated EM bonds issued by Argentina were slight contributors to the fund’s results.

How was the fund positioned with respect to interest-rate sensitivity?

In the United States, the fund was defensively positioned for a rising-rate environment, as we kept its duration negative, particularly on

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/14. Short-term holdings, derivatives, and TBA commitments, if any, are excluded. Holdings may vary over time.

Absolute Return 300 Fund	7

the intermediate, 5- to 10-year portion of the Treasury yield curve. Rates in this portion of the curve are currently being dampened by Fed bond buying, and we believe they will begin to rise as the central bank continues to reduce its bond purchases. Outside the United States, we had a long-duration position in Greece that we held against a short-duration position in Germany. This strategy worked well as rates in Greece and other peripheral European countries declined and yield spreads tightened versus Germany. All told, the fund’s duration and yield-curve positioning meaningfully aided performance for the period, led by our non-U.S. strategy.

How did your currency strategy affect performance?

Beneficial exposure to the euro, Canadian dollar, and Japanese yen was more than offset by negative results from our positioning in the Brazilian real and several other currencies. As a result, our currency strategy was a slight detractor.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve. We also employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our CMO holdings. Additionally, we used total return swaps as a hedging tool and to help manage the fund’s sector exposure. Lastly, we utilized currency forward contracts to hedge the foreign exchange risk associated with

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

8	Absolute Return 300 Fund

non-U.S. bonds and to implement our active currency strategy.

What is your outlook for the coming months, and how are you positioning the fund?

In our view, Treasury yields, particularly in the intermediate part of the yield curve, are likely to move higher in 2014 as the U.S. economy continues to strengthen. However, we don’t believe rates are likely to rise so quickly that the shift will undermine economic growth. What’s more, we expect to see an improving U.S. growth trend reflected in Europe and in developing Asian countries.

In addition to weather, a significant inventory overhang was a factor in the weak economic readings we saw early this year, and we believe it will take some time for this surplus to work its way through the system. In 2013’s third quarter, gross domestic product [GDP] was much stronger than anticipated, and fourth-quarter 2013 GDP was firmer than originally forecast, leading manufacturers to expand their inventories. However, the weather-related slowdown in 2014’s first quarter, which contributed to an anemic 0.1% growth in GDP, left manufacturers with excess inventory. Consequently, when growth picks up, the economy won’t immediately need production to sustain inventories, meaning it likely won’t get the cyclical boost it otherwise would if inventories were at a more normal level, in our view.

Looking at the Fed, bond investors have been willing to give the central bank leeway to pursue a fairly aggressive stimulus policy. But this leeway is heavily dependent on maintaining low inflation, particularly in the area of wages. Currently, the Fed believes the non-accelerating inflation rate of unemployment [NAIRU] — the rate to which unemployment can fall without triggering wage inflation — is between 5.2% and 5.6%. However, our research suggests that the NAIRU may be significantly higher than this, primarily because of various

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 300 Fund	9

structural problems hampering the labor participation rate, particularly in the younger demographic. As the unemployment rate moves downward, if wage inflation develops earlier than the Fed is anticipating, the central bank may begin reducing its stimulus efforts faster than the markets are currently forecasting, which could lead to increased yield-curve volatility. In order to position the portfolio for this potential risk, we have limited exposure on the 2- to 5-year portion of the yield curve, since we believe that is the area of the curve that would be most affected by adjustments in Fed policy. Additionally, we will continue our efforts to minimize overall interest-rate risk in the portfolio.

As for other aspects of portfolio positioning, we plan to maintain our diversified exposure to mortgage, corporate, and sovereign credit via allocations to mezzanine CMBS, investment-grade bonds, and Greek government bonds, respectively. Concerning prepayment risk, we will continue to seek to capitalize on anticipated slower prepayment speeds through allocations to CMOs. Lastly, as of period-end, uncertainty regarding liquidity was dampening the returns of non-agency RMBS. We are, however, planning to maintain our RMBS positions because when this sector normalizes, our holdings may rebound.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Kevin F. Murphy, Michael V. Salm, and Paul D. Scanlon, CFA.

IN THE NEWS

An anticipated boom in capital spending by U.S. businesses may provide the nation’s economy with a much-needed boost in 2014. Capital expenditures this year are expected to increase by 10.3% among manufacturing companies and 10.8% among non-manufacturers, according to a recent forecast by the Business Survey Committee of the Institute for Supply Management (ISM). A rise in business investment — upgrading factories and industrial buildings, as well as buying new equipment and machinery — could provide a major catalyst to economic and corporate earnings growth. Since the 2008 financial crisis, most companies with extra cash have deployed it to repair balance sheets or have returned it to shareholders through stock buybacks or higher dividends. Today, some investors would rather see companies devote that capital to expand their operations.

10	Absolute Return 300 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2014, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/14

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	19.55%	18.36%	17.74%	17.74%	14.93%	14.93%	19.08%	18.19%	17.88%	21.22%	21.28%	21.11%
Annual average	3.39	3.20	3.10	3.10	2.63	2.63	3.32	3.17	3.12	3.66	3.67	3.64

5 years	18.11	16.93	16.56	16.56	13.78	13.78	17.76	16.88	16.58	19.64	19.70	19.53
Annual average	3.39	3.18	3.11	3.11	2.62	2.62	3.32	3.17	3.12	3.65	3.66	3.63

3 years	4.48	3.43	3.94	3.94	2.16	2.16	4.39	3.60	3.70	5.29	5.33	5.19
Annual average	1.47	1.13	1.30	1.30	0.71	0.71	1.44	1.19	1.22	1.73	1.75	1.70

1 year	3.38	2.35	3.25	2.25	2.66	1.67	3.33	2.55	3.05	3.70	3.62	3.61

6 months	3.29	2.25	3.25	2.25	2.95	1.95	3.33	2.55	3.15	3.42	3.43	3.42

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining over time to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Absolute Return 300 Fund	11

Comparative index returns For periods ended 4/30/14

	BofA Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index

Life of fund	0.89%	27.98%
Annual average	0.17	4.72

5 years	0.77	26.88
Annual average	0.15	4.88

3 years	0.30	11.20
Annual average	0.10	3.60

1 year	0.08	–0.26

6 months	0.04	1.74

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/14

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	1		1	1	1		1	1	1	1

Income	$0.437		$0.411	$0.349	$0.430		$0.402	$0.462	$0.464	$0.462

Capital gains	—		—	—	—		—	—	—	—

Total	$0.437		$0.411	$0.349	$0.430		$0.402	$0.462	$0.464	$0.462

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/13	$10.81	$10.92	$10.75	$10.68	$10.78	$10.86	$10.77	$10.88	$10.88	$10.85

4/30/14	10.72	10.83	10.68	10.64	10.70	10.78	10.70	10.78	10.78	10.75

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

12	Absolute Return 300 Fund

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/14

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	19.44%	18.25%	17.63%	17.63%	14.82%	14.82%	18.97%	18.08%	17.88%	21.00%	21.05%	21.00%
Annual average	3.43	3.23	3.13	3.13	2.66	2.66	3.35	3.20	3.17	3.68	3.69	3.68

5 years	18.70	17.52	17.15	17.15	14.35	14.35	18.36	17.47	17.27	20.13	20.19	20.13
Annual average	3.49	3.28	3.22	3.22	2.72	2.72	3.43	3.27	3.24	3.74	3.75	3.74

3 years	5.05	4.00	4.41	4.41	2.63	2.63	4.87	4.08	4.27	5.76	5.81	5.77
Annual average	1.66	1.32	1.45	1.45	0.87	0.87	1.60	1.34	1.40	1.89	1.90	1.89

1 year	3.57	2.54	3.44	2.44	2.76	1.76	3.61	2.84	3.34	3.80	3.82	3.80

6 months	3.57	2.54	3.53	2.54	3.14	2.14	3.61	2.84	3.53	3.70	3.62	3.71

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 10/31/13*	0.78%	0.98%	1.53%	0.83%	1.03%	0.53%	0.53%	0.53%

Annualized expense ratio for the
six-month period ended 4/30/14†	0.78%	0.98%	1.53%	0.83%	1.03%	0.53%	0.53%	0.53%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Restated to reflect estimated fees for the current fiscal year.

† Includes a decrease of 0.07% from annualizing the performance fee adjustment for the six months ended 4/30/14.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2013, to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$3.93	$4.94	$7.70	$4.18	$5.19	$2.67	$2.67	$2.67

Ending value (after expenses)	$1,032.90	$1,032.50	$1,029.50	$1,033.30	$1,031.50	$1,034.20	$1,034.30	$1,034.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/14. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2014, use the following calculation method. To find the value of your investment on November 1, 2013, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$3.91	$4.91	$7.65	$4.16	$5.16	$2.66	$2.66	$2.66

Ending value (after expenses)	$1,020.93	$1,019.93	$1,017.21	$1,020.68	$1,019.69	$1,022.17	$1,022.17	$1,022.17

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/14. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

14	Absolute Return 300 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1.00% maximum during the first year to 0.50% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1.00% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain employer-sponsored retirement plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Absolute Return 300 Fund	15

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2014, Putnam employees had approximately $458,000,000 and the Trustees had approximately $110,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Absolute Return 300 Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 300 Fund	17

The fund’s portfolio 4/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (21.2%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.862s, 2035	$162,924	$238,434
IFB Ser. 3072, Class SM, 23.239s, 2035	388,102	554,643
IFB Ser. 3072, Class SB, 23.092s, 2035	347,728	493,534
IFB Ser. 3249, Class PS, 21.773s, 2036	269,113	367,396
IFB Ser. 2990, Class LB, 16.557s, 2034	939,593	1,230,425
IFB Ser. 4240, Class SA, IO, 5.848s, 2043	25,203,225	5,787,669
IFB Ser. 4245, Class AS, IO, 5.848s, 2043	26,899,602	6,052,464
IFB Ser. 271, Class S5, IO, 5.848s, 2042	11,382,400	2,491,835
IFB Ser. 3852, Class NT, 5.848s, 2041	9,870,303	9,803,678
IFB Ser. 317, Class S3, IO, 5.828s, 2043	11,256,673	2,566,750
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044	9,367,848	2,208,277
IFB Ser. 310, Class S4, IO, 5.798s, 2043	3,439,187	863,167
IFB Ser. 311, Class S1, IO, 5.798s, 2043	21,271,806	4,537,765
IFB Ser. 308, Class S1, IO, 5.798s, 2043	4,095,770	1,000,801
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044	1,817,434	398,745
IFB Ser. 314, Class AS, IO, 5.738s, 2043	3,939,715	865,055
Ser. 3632, Class CI, IO, 5s, 2038	260,917	24,466
Ser. 3626, Class DI, IO, 5s, 2037	65,649	1,067
Ser. 4193, Class PI, IO, 4s, 2043	9,463,761	1,667,978
Ser. 4213, Class GI, IO, 4s, 2041	8,227,777	1,430,810
Ser. 13-303, Class C19, IO, 3 1/2s, 2043	4,150,900	980,615
Ser. 304, Class C22, IO, 3 1/2s, 2042	5,606,919	1,310,617
Ser. 4141, Class IM, IO, 3 1/2s, 2042	5,656,319	1,102,971
Ser. 4158, Class TI, IO, 3s, 2042	9,385,697	1,296,071
Ser. 4165, Class TI, IO, 3s, 2042	12,852,724	1,758,253
Ser. 13-4206, Class IP, IO, 3s, 2041	7,681,184	1,072,140
Ser. 304, Class C45, IO, 3s, 2027	15,190,939	1,863,036
Ser. T-8, Class A9, IO, 0.437s, 2028	464,379	4,934
Ser. T-59, Class 1AX, IO, 0.273s, 2043	1,090,786	13,422
Ser. T-48, Class A2, IO, 0.212s, 2033	1,614,163	15,763
Ser. 3835, Class FO, PO, zero %, 2041	21,711,882	18,132,461
FRB Ser. T-54, Class 2A, IO, zero %, 2043	644,648	50

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.991s, 2031	874,011	1,095,996
IFB Ser. 05-74, Class NK, 26.739s, 2035	107,724	174,383
IFB Ser. 07-53, Class SP, 23.642s, 2037	334,106	492,424
IFB Ser. 05-75, Class GS, 19.793s, 2035	309,452	412,340
IFB Ser. 11-4, Class CS, 12.595s, 2040	2,975,776	3,505,765
IFB Ser. 12-128, Class YS, IO, 6.048s, 2042	5,396,026	982,400
IFB Ser. 13-13, Class SA, IO, 5.998s, 2043	13,587,957	3,412,615
IFB Ser. 13-9, Class LS, 5.998s, 2043	8,273,095	1,914,309
IFB Ser. 13-128, Class SA, IO, 5.848s, 2043	12,067,365	2,688,247
Ser. 13-98, Class SA, IO, 5.798s, 2043	7,001,706	1,511,668
IFB Ser. 13-103, Class SK, IO, 5.768s, 2043	5,176,254	1,197,246
Ser. 13-101, Class SE, IO, 5.748s, 2043	18,407,894	4,627,929

18	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 13-136, Class SB, IO, 5.748s, 2044	$4,375,347	$892,396
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043	6,745,190	1,469,777
Ser. 397, Class 2, IO, 5s, 2039	339,562	57,196
Ser. 398, Class C5, IO, 5s, 2039	505,967	75,339
Ser. 418, Class C24, IO, 4s, 2043	10,813,109	2,542,770
Ser. 13-44, Class PI, IO, 4s, 2043	5,419,432	899,287
Ser. 12-124, Class UI, IO, 4s, 2042	5,213,313	998,349
Ser. 12-40, Class MI, IO, 4s, 2041	22,080,941	3,817,009
Ser. 12-22, Class CI, IO, 4s, 2041	15,415,691	2,789,189
Ser. 406, Class 2, IO, 4s, 2041	1,072,674	218,611
Ser. 406, Class 1, IO, 4s, 2041	702,117	145,128
Ser. 418, Class C15, IO, 3 1/2s, 2043	22,434,154	5,137,071
Ser. 13-21, Class AI, IO, 3 1/2s, 2033	10,616,347	2,129,321
Ser. 417, Class C19, IO, 3 1/2s, 2033	12,481,040	1,828,597
Ser. 13-35, Class IP, IO, 3s, 2042	5,746,930	654,162
Ser. 13-31, Class NI, IO, 3s, 2041	16,029,131	1,776,989
Ser. 03-W10, Class 1, IO, 1.092s, 2043	384,561	11,191
Ser. 98-W5, Class X, IO, 1.021s, 2028	867,721	42,844
Ser. 98-W2, Class X, IO, 0.823s, 2028	2,989,501	173,765
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,365,480	107
Ser. 07-44, Class CO, PO, zero %, 2037	89,577	75,880

Government National Mortgage Association
IFB Ser. 11-72, Class SE, 7.208s, 2041	7,375,000	7,153,912
IFB Ser. 12-26, Class SP, IO, 6.498s, 2042	7,863,736	1,856,943
IFB Ser. 11-56, Class SI, IO, 6.498s, 2041	30,233,707	5,427,895
IFB Ser. 10-50, Class LS, IO, 6.348s, 2040	7,089,271	1,346,962
IFB Ser. 11-56, Class MI, IO, 6.298s, 2041	2,110,813	481,244
IFB Ser. 13-37, Class S, IO, 6.078s, 2043	3,139,810	546,327
IFB Ser. 13-124, Class SC, IO, 6.048s, 2041	9,138,606	1,496,447
Ser. 13-116, Class SA, IO, 5.998s, 2043	4,482,954	814,867
IFB Ser. 13-122, Class DS, IO, 5.998s, 2043	4,294,910	732,850
IFB Ser. 13-152, Class SG, IO, 5.998s, 2043	11,845,301	2,043,151
IFB Ser. 10-20, Class SC, IO, 5.998s, 2040	21,609,234	3,920,995
Ser. 13-149, Class MS, IO, 5.948s, 2039	18,540,337	2,954,773
IFB Ser. 14-32, Class CS, IO, 5.948s, 2044	7,603,513	1,653,764
IFB Ser. 13-134, Class DS, IO, 5.948s, 2043	22,114,397	3,719,642
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043	4,083,336	761,134
Ser. 14-58, Class SA, IO, 5.94s, 2044	10,053,000	1,597,321
IFB Ser. 12-34, Class SA, IO, 5.898s, 2042	19,180,766	4,024,125
IFB Ser. 10-151, Class SA, IO, 5.898s, 2040	4,785,002	863,932
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041	12,793,000	3,088,230
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041	15,001,000	3,625,292
Ser. 14-25, Class QI, IO, 5s, 2044	10,548,085	2,489,454
Ser. 14-2, Class IC, IO, 5s, 2044	4,399,435	1,012,557
Ser. 13-3, Class IT, IO, 5s, 2043	11,273,247	2,405,696
Ser. 11-116, Class IB, IO, 5s, 2040	6,656,170	578,249
Ser. 10-35, Class UI, IO, 5s, 2040	4,037,075	942,012

Absolute Return 300 Fund	19

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 10-20, Class UI, IO, 5s, 2040	$14,491,298	$2,908,114
Ser. 10-9, Class UI, IO, 5s, 2040	45,305,838	10,420,599
Ser. 09-121, Class UI, IO, 5s, 2039	31,222,052	7,374,961
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	8,429,859	1,821,103
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	7,934,154	1,879,284
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	690,148	123,675
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	9,071,973	2,081,929
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	8,363,622	1,118,626
Ser. 12-106, Class QI, IO, 4s, 2042	7,843,449	1,479,431
Ser. 12-47, Class CI, IO, 4s, 2042	2,824,659	653,065
Ser. 12-41, Class IP, IO, 4s, 2041	8,141,305	1,577,361
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	8,567,883	1,531,252
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	8,825,571	1,481,196
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	11,624,613	1,661,390
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	4,593,889	740,489
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	6,116,013	1,096,357
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	23,161,917	3,035,623
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	4,136,168	733,301
Ser. 14-46, Class KI, IO, 3s, 2036	7,308,008	1,126,310
Ser. 10-151, Class KO, PO, zero %, 2037	2,082,484	1,783,814

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.83s, 2027	225,132	1,688
Ser. 98-3, IO, zero %, 2027	132,391	1,944
Ser. 98-2, IO, zero %, 2027	112,954	812
Ser. 98-4, IO, zero %, 2026	176,977	4,355

		218,060,045
Commercial mortgage-backed securities (15.7%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	980,000	1,030,558
Ser. 04-3, Class D, 5.562s, 2039	2,832,319	2,882,394
FRB Ser. 05-1, Class B, 5.466s, 2042	2,632,000	2,710,960
FRB Ser. 05-5, Class B, 5.393s, 2045	2,825,000	2,949,300
Ser. 06-5, Class A2, 5.317s, 2047	5,430,956	5,458,023
Ser. 06-6, Class A2, 5.309s, 2045	146,898	147,305
Ser. 04-4, Class D, 5.073s, 2042	761,000	788,586
Ser. 07-1, Class XW, IO, 0.494s, 2049	5,412,815	44,531

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.932s, 2042	3,033,726	7,150
Ser. 02-PB2, Class XC, IO, 0.416s, 2035	4,161,427	2,097

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.896s, 2040	4,975,000	5,026,442
FRB Ser. 06-PW11, Class AJ, 5.607s, 2039	2,058,000	2,148,038
FRB Ser. 05-T18, Class D, 5.134s, 2042	1,206,000	1,243,688
Ser. 05-PWR9, Class C, 5.055s, 2042	959,000	926,490
Ser. 05-PWR9, Class AJ, 4.985s, 2042	2,245,000	2,321,555

Bear Stearns Commercial Mortgage Securities Trust 144A FRB
Ser. 06-PW11, Class B, 5.607s, 2039	1,244,000	1,263,904

20	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.975s, 2049	$4,304,000	$4,480,098
FRB Ser. 05-C3, Class AJ, 4.96s, 2043	1,168,000	1,181,899

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 5.04s, 2045	5,243,000	5,160,685

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	2,201,000	2,322,935
FRB Ser. 04-LB3A, Class E, 5.618s, 2037	4,658,000	4,695,264

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044	1,133,000	1,140,704
FRB Ser. 07-C9, Class AJFL, 0.84s, 2049	2,539,000	2,293,225

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 03-CPN1, Class E, 4.891s, 2035	1,849,000	1,849,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	1,478,524	1,626,376
Ser. 03-C3, Class AX, IO, 1.74s, 2038	2,452,160	103

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	1,932,315	1,938,354

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.577s, 2044	2,574,000	2,635,973

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1,
Class B4, 7.397s, 2031	30,776	30,744

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	1,940,533	1,967,215

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	1,071,474	1,071,474

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B,
4.846s, 2048	1,295,000	1,325,588

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1,
Class G, 5.157s, 2038	2,606,000	2,639,357

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042	1,271,000	1,295,530

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.946s, 2038	883,000	889,071
Ser. 05-GG4, Class B, 4.841s, 2039	7,271,000	7,327,714
FRB Ser. 12-GCJ9, Class XA, IO, 2.541s, 2045	9,784,030	1,246,844
Ser. 13-GC10, Class XA, IO, 1.902s, 2046	15,745,634	1,662,267

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class E, 5s, 2044	1,219,000	1,126,623
FRB Ser. GC10, Class D, 4.562s, 2046	2,203,000	2,004,510

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class D, 4.087s, 2045	1,386,000	1,246,795

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.282s, 2051	2,242,000	2,380,780
FRB Ser. 04-CB9, Class B, 5.964s, 2041	2,354,000	2,389,781
FRB Ser. 06-LDP6, Class B, 5.688s, 2043	1,946,000	1,946,000
Ser. 06-LDP6, Class AJ, 5.565s, 2043	1,594,000	1,641,820
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	814,572
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	3,805,000	3,827,830
FRB Ser. 13-C10, Class D, 4.299s, 2047	912,000	827,760

Absolute Return 300 Fund	21

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.382s, 2051	$1,338,000	$1,345,179
FRB Ser. 07-CB20, Class C, 6.382s, 2051	1,220,000	1,144,763
FRB Ser. 11-C3, Class E, 5.728s, 2046	1,977,000	2,091,412
FRB Ser. 01-C1, Class H, 5.626s, 2035	1,949,920	1,977,609
FRB Ser. 12-C6, Class E, 5 3/8s, 2045	1,349,000	1,373,446
FRB Ser. 12-C8, Class D, 4.823s, 2045	6,414,000	6,435,934
FRB Ser. 12-LC9, Class E, 4.574s, 2047	107,000	101,015
FRB Ser. 12_LC9, Class D, 4.574s, 2047	1,668,000	1,637,356
FRB Ser. 13-C10, Class E, 3 1/2s, 2047	1,963,000	1,453,209

LB-UBS Commercial Mortgage Trust
FRB Ser. 04-C8, Class F, 5.005s, 2039	1,765,000	1,788,122
Ser. 07-C2, Class XW, IO, 0.738s, 2040	4,549,263	69,021

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 04-C7,
Class G, 5.032s, 2036	1,145,000	1,169,618

Merrill Lynch Mortgage Trust FRB Ser. 04-BPC1, Class C,
5.011s, 2041	1,668,000	1,680,510

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.764s, 2043	139,307,958	675,783

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.751s, 2039	3,385,000	3,541,184
Ser. 06-3, Class AJ, 5.485s, 2046	2,598,000	2,649,181

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class AJ,
5.389s, 2041	1,085,000	1,110,281

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	807,056	807,096

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.908s, 2043	1,000,000	1,039,700
Ser. 06-C24, Class AJ, 5.658s, 2045	2,349,000	2,352,524
FRB Ser. 05-C20, Class B, 5.41s, 2042	2,828,000	2,893,338
Ser. 05-C17, Class D, 5.396s, 2042	3,960,000	4,059,000
Ser. 06-C29, IO, 0.53s, 2048	143,666,907	1,367,709

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C19, Class G, 5.615s, 2044	3,072,500	3,103,840
FRB Ser. 04-C11, Class G, 5.577s, 2041	1,500,000	1,511,250
FRB Ser. 04-C10, Class H, 5.576s, 2041	1,017,000	1,032,255

WF-RBS Commercial Mortgage Trust Ser. 13-C14, Class XA, IO,
1.062s, 2046	19,876,248	1,158,189

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.415s, 2044	2,090,000	2,119,427
FRB Ser. 12-C7, Class D, 5.002s, 2045	4,645,000	4,761,775
FRB Ser. 13-UBS1, Class D, 4.788s, 2046	5,607,000	5,203,632
FRB Ser. 13-C15, Class D, 4.635s, 2046	1,497,000	1,351,744
FRB Ser. 12-C10, Class D, 4.608s, 2045	1,486,000	1,377,929
Ser. 13-C12, Class XA, IO, 1.653s, 2048	16,513,753	1,456,711

		161,777,654

22	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.1%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (4.2%)
Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5,
0.432s, 2036	$2,551,658	$2,296,492

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2,
2.654s, 2035	300,000	264,600

Barclays Capital, LLC Trust 144A
FRB Ser. 13-RR2, Class 3A2, 7.41s, 2036	2,050,000	1,906,500
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035	1,250,000	1,043,750

Countrywide Alternative Loan Trust
Ser. 05-46CB, Class A4, 5 1/4s, 2035	1,981,240	1,811,844
Ser. 05-21CB, Class A3, 5 1/4s, 2035	3,277,081	2,986,240
FRB Ser. 05-27, Class 1A2, 1.526s, 2035	2,221,879	2,000,802
FRB Ser. 05-38, Class A3, 0.502s, 2035	2,054,536	1,779,229
FRB Ser. 05-59, Class 1A1, 0.487s, 2035	6,102,127	4,851,191
FRB Ser. 05-51, Class 1A1, 0.472s, 2035	1,877,982	1,600,980

JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 9A3,
0.444s, 2035	2,250,007	2,171,707

MortgageIT Trust FRB, Step Ser. 05-1, Class 1M1, 0.632s, 2035	2,856,917	2,682,042

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.196s, 2046	1,764,205	1,570,143
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045	4,925,843	4,243,614
FRB Ser. 2004-AR13, Class A1B2, 0.642s, 2034	2,873,809	2,672,643
FRB Ser. 05-AR1, Class A1B, 0.542s, 2045	1,160,422	1,039,390
FRB Ser. 05-AR9, Class A1B, 0.532s, 2045	4,638,281	4,285,560
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045	2,491,714	2,180,250

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2,
0.324s, 2047	2,400,000	1,716,480

		43,103,457

Total mortgage-backed securities (cost $402,760,984)		$422,941,156

CORPORATE BONDS AND NOTES (25.1%)*	Principal amount	Value

Banking (7.6%)
Abbey National Treasury Services PLC of Stamford, CT company
guaranty sr. unsec. unsub. notes 1 3/8s, 2017	$1,819,000	$1,822,625

Abbey National Treasury Services PLC/London 144A bank
guaranty sr. unsec. unsub. notes 3 7/8s, 2014 (United Kingdom)	1,000,000	1,017,383

ABN Amro Bank NV 144A sr. unsec. FRN notes 1.028s,
2016 (Netherlands)	2,000,000	2,011,983

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT,
0.453s, 2017	2,000,000	1,988,960

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	1,638,000	1,640,842

Bank of America NA unsec. sub. FRN notes Ser. BKNT,
0.513s, 2016	3,800,000	3,770,721

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s,
2017 (Canada)	1,638,000	1,698,303

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.633s,
2016 (Canada)	1,000,000	1,003,019

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s,
2017 (Canada)	1,695,000	1,686,752

Absolute Return 300 Fund	23

CORPORATE BONDS AND NOTES (25.1%)* cont.	Principal amount	Value

Banking cont.
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes
1.2s, 2017 (Japan)	$1,710,000	$1,705,061

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes
3 1/4s, 2014 (Spain)	3,000,000	3,001,886

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN,
1 3/8s, 2017 (France)	1,819,000	1,822,128

BPCE SA company guaranty sr. unsec. FRN notes Ser. MTN,
1.479s, 2016 (France)	975,000	989,912

Branch Banking & Trust Co. unsec. sub. FRN notes 0.553s, 2016	500,000	498,177

Citigroup, Inc. sr. unsec. sub. FRN notes 0.505s, 2016	2,100,000	2,079,237

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	1,695,000	1,830,817

Commonwealth Bank of Australia of New York, NY sr. unsec.
unsub. bonds 1 1/8s, 2017	2,318,000	2,316,141

Cooperative Centrale Raiffeisen-Boerenleenbank
BA of Netherlands (Rabobank Nederland) bank guaranty sr.
unsec. notes 3 3/8s, 2017 (Netherlands)	1,516,000	1,608,361

Credit Agricole SA/London 144A sr. unsec. FRN notes 1.386s,
2016 (United Kingdom)	2,980,000	3,018,844

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	1,638,000	1,864,899

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	4,575,000	4,867,407

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	1,679,000	1,703,928

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018	1,659,000	1,666,047

National Australia Bank, Ltd./New York sr. unsec. FRN notes
0.778s, 2016 (Australia)	2,000,000	2,012,629

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s,
2018 (Australia)	1,175,000	1,191,544

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017	1,700,000	1,700,947

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s,
2018 (Canada)	1,700,000	1,723,331

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s,
2015 (United Kingdom)	737,000	752,715

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018
(United Kingdom)	3,880,000	4,029,609

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
unsec. notes sr. loan 9s, 2014 (Russia)	8,000,000	8,039,988

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub.
notes 3.724s, 2015 (Spain)	1,500,000	1,527,849

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s,
2017 (France)	675,000	697,781

Svenska Handelsbanken AB bank guaranty sr. unsec. notes
2 7/8s, 2017 (Sweden)	874,000	914,932

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT,
5 7/8s, 2017	1,500,000	1,715,610

US Bank of NA of Cincinnati, OH sr. unsec. notes
Ser. BKNT, 1.1s, 2017	1,750,000	1,755,322

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6,
6 1/4s, 2035 (Russia)	500,000	503,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	1,000,000	1,000,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)	1,850,000	1,863,875

24	Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (25.1%)* cont.		Principal amount	Value

Banking cont.
Wells Fargo & Co. sr. unsec. notes 2.1s, 2017		$1,664,000	$1,705,953

Wells Fargo Bank, NA unsec. sub. FRN notes 0.446s, 2016		1,228,000	1,223,880

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s,
2018 (Australia)		306,000	309,828

			78,282,976
Basic materials (0.9%)
Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018		1,638,000	1,859,959

Ashland, Inc. sr. unsec. unsub. notes 3s, 2016		1,500,000	1,528,125

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		950,000	1,040,250

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub.
notes 1 5/8s, 2017 (United Kingdom)		1,691,000	1,701,371

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		1,985,000	2,607,292

			8,736,997
Capital goods (0.6%)
Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		2,000,000	2,075,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		1,000,000	1,110,000

Covidien International Finance SA company guaranty sr. unsec.
unsub. notes 6s, 2017 (Luxembourg)		1,692,000	1,942,079

Kratos Defense & Security Solutions, Inc. company guaranty sr.
notes 10s, 2017		568,000	597,820

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018
(Netherlands) ‡‡	EUR	220,000	323,441

			6,048,340
Communication services (2.0%)
AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017		$1,695,000	1,711,075

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017		1,700,000	1,942,854

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015		2,205,000	2,296,609

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		840,000	863,100

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		510,000	529,151

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4 1/4s, 2018		2,194,000	2,292,730

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		210,000	218,400

Intelsat Luxembourg SA company guaranty sr. unsec. bonds
6 3/4s, 2018 (Luxembourg)		465,000	491,738

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015		2,900,000	2,991,982

Sprint Communications, Inc. sr. unsec. notes 6s, 2016		1,500,000	1,642,500

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 8 3/4s, 2019		425,000	544,259

Verizon Communications, Inc. sr. unsec. unsub. notes
2.55s, 2019		1,690,000	1,702,906

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017
(United Kingdom)		1,665,000	1,651,087

Windstream Corp. company guaranty sr. unsec. unsub. notes
8 1/8s, 2018		480,000	507,600

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		1,000,000	1,148,750

			20,534,741

Absolute Return 300 Fund	25

CORPORATE BONDS AND NOTES (25.1%)* cont.	Principal amount	Value

Consumer cyclicals (1.3%)
Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	$1,638,000	$1,626,439

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	2,560,000	2,944,000

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017	149,000	142,295

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018	345,000	366,563

Dollar General Corp. sr. unsec. notes 1 7/8s, 2018	2,400,000	2,381,390

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R	296,000	305,250

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015	1,250,000	1,394,141

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	596,000	681,990

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	279,000	306,531

Owens Corning company guaranty sr. unsec. notes 9s, 2019	253,000	317,582

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN,
1 1/4s, 2017	1,695,000	1,694,232

Walt Disney Co. (The) sr. unsec. unsub. notes
Ser. MTN, 1.1s, 2017	1,690,000	1,674,520

		13,834,933
Consumer finance (0.3%)
American Express Co. sr. unsec. notes 7s, 2018	1,065,000	1,268,984

American Express Co. sr. unsec. notes 6.15s, 2017	645,000	741,964

International Lease Finance Corp. sr. unsec. unsub. notes
3 7/8s, 2018	875,000	888,125

		2,899,073
Consumer staples (1.7%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr.
unsec. notes 1 1/4s, 2018	1,695,000	1,682,782

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 5 3/8s, 2014	2,775,000	2,847,436

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017	1,050,000	1,198,759

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	2,105,000	2,368,125

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015	2,180,000	2,187,645

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018	1,690,000	1,702,234

Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016	365,000	400,588

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	416,000	431,863

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
1 1/2s, 2017 (United Kingdom)	798,000	806,886

H.J. Heinz Co. 144A sr. notes 4 1/4s, 2020	865,000	852,458

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	1,679,000	1,681,488

Walgreen Co. sr. unsec. unsub. notes 1.8s, 2017	1,265,000	1,278,486

		17,438,750
Energy (2.3%)
BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 1.846s, 2017 (United Kingdom)	1,695,000	1,727,497

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s,
2017 (Canada)	1,695,000	1,903,351

Chesapeake Energy Corp. company guaranty sr. unsec. FRN
notes 3.479s, 2019	1,500,000	1,515,000

26	Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (25.1%)* cont.		Principal amount	Value

Energy cont.
Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017		$1,638,000	$1,627,730

ConocoPhillips Co. company guaranty sr. unsec. notes
1.05s, 2017		1,695,000	1,676,923

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		180,000	231,162

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016		448,000	502,880

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)		5,000,000	5,148,125

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)		1,000,000	967,460

Phillips 66 company guaranty sr. unsec. unsub. notes
2.95s, 2017		1,690,000	1,767,755

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5.2s, 2017 (Netherlands)		1,816,000	2,026,876

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5/8s, 2015 (Netherlands)		875,000	876,522

Total Capital International SA company guaranty sr. unsec.
unsub. notes 1.55s, 2017 (France)		1,664,000	1,683,292

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,000,000	2,142,500

			23,797,073
Financial (1.0%)
Ally Financial, Inc. company guaranty sr. unsec. notes
3 1/2s, 2016		1,500,000	1,548,750

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 1.6s, 2017		1,775,000	1,799,042

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015		1,500,000	1,539,375

General Electric Capital Corp. sr. unsec. notes
Ser. MTN, 5.4s, 2017		2,507,000	2,796,431

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A
company guaranty sr. unsec. notes 4 7/8s, 2019		1,070,000	1,084,713

Morgan Stanley sr. unsec. notes 4 3/4s, 2017		1,661,000	1,811,940

			10,580,251
Health care (1.3%)
AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017		1,519,000	1,528,100

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017		1,695,000	1,736,712

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		1,695,000	1,944,331

CHS/Community Health Systems, Inc. company guaranty sr.
notes 5 1/8s, 2018		500,000	525,625

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	510,000	747,065

Envision Healthcare Corp. company guaranty sr. unsec. notes
8 1/8s, 2019		$588,000	624,750

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		900,000	981,000

HCA, Inc. sr. notes 6 1/2s, 2020		612,000	682,380

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		630,000	685,125

Johnson & Johnson sr. unsec. notes 5.15s, 2018		1,061,000	1,213,158

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018		1,457,000	1,432,639

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	729,838

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		756,000	870,522

			13,701,245

Absolute Return 300 Fund	27

CORPORATE BONDS AND NOTES (25.1%)* cont.		Principal amount	Value

Insurance (1.1%)
American International Group, Inc. sr. unsec. unsub.
notes 3.8s, 2017		$1,695,000	$1,813,236

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016		1,710,000	1,914,213

New York Life Global Funding 144A notes 3s, 2015		4,560,000	4,666,426

Principal Life Global Funding II 144A notes 1s, 2015		1,740,000	1,747,369

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015		1,500,000	1,541,652

			11,682,896
Investment banking/Brokerage (0.7%)
Goldman Sachs Group, Inc. (The) sr. unsec. unsub.
notes 3.3s, 2015		3,500,000	3,592,180

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
Ser. GLOB, 2 3/8s, 2018		844,000	853,729

Macquarie Group, Ltd. 144A sr. unsec. notes 7.3s,
2014 (Australia)		2,300,000	2,334,951

			6,780,860
Real estate (1.4%)
Boston Properties, LP sr. unsec. unsub. notes 5 5/8s, 2015 R		1,000,000	1,047,792

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015 R		1,500,000	1,570,190

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 4.904s, 2015 R		2,000,000	2,064,546

Mid-America Apartments LP 144A sr. unsec. notes
6 1/4s, 2014 R		2,300,000	2,314,106

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R		300,000	305,423

Simon Property Group LP 144A sr. unsec. unsub. notes
1 1/2s, 2018 R		1,535,000	1,516,726

Ventas Realty LP/Ventas Capital Corp. company guaranty sr.
unsec. unsub. notes 3 1/8s, 2015 R		3,000,000	3,110,076

WEA Finance, LLC/WT Finance Aust. Pty. Ltd. 144A company
guaranty sr. unsec. notes 5 3/4s, 2015		2,000,000	2,127,244

			14,056,103
Technology (0.6%)
Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017		768,000	770,058

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017		1,695,000	1,698,507

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017		1,444,000	1,492,325

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017		1,700,000	1,697,396

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	123,522

			5,781,808
Transportation (0.5%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	1,065,812

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		$741,939	799,439

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017		574,335	617,410

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018		2,749,463	2,789,820

			5,272,481
Utilities and power (1.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,193,438

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		1,760,000	1,764,025

Arizona Public Services Co. sr. unsec. notes 5.8s, 2014		4,000,000	4,033,308

28	Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (25.1%)* cont.	Principal amount	Value

Utilities and power cont.
Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	$1,077,000	$1,310,132

El Paso, LLC company guaranty sr. notes 7s, 2017	1,140,000	1,285,164

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	905,000	920,838

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018	3,140,000	3,160,520

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	3,816,000	4,903,104

		18,570,529

Total corporate bonds and notes (cost $254,048,231)		$257,999,056

SENIOR LOANS (8.6%)*[c]	Principal amount	Value

Basic materials (0.8%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1,
4 1/2s, 2019 (Luxembourg)	$490,091	$489,478

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2,
4 1/2s, 2019 (Luxembourg)	254,284	253,967

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019	997,500	996,253

FMG Resources, Ltd. bank term loan FRN Ser. B, 4 1/4s,
2019 (Australia)	413,721	413,139

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	991,229	980,963

MacDermid, Inc. bank term loan FRN 4s, 2020	992,500	987,786

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	1,425,900	1,420,553

Tronox, Ltd. bank term loan FRN Ser. B, 4s, 2020	1,000,000	998,125

WR Grace & Co. bank term loan FRN 3s, 2021	1,016,842	1,008,707

WR Grace & Co. bank term loan FRN Ser. DD, 3s, 2021 U	363,158	360,253

		7,909,224
Capital goods (0.5%)
Accudyne Industries Borrower SCA bank term loan FRN 4s,
2019 (Luxembourg)	483,302	480,986

Allison Transmission, Inc. bank term loan FRN Ser. B3,
3 3/4s, 2019	1,473,909	1,467,276

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	711,425	709,889

Generac Power Systems, Inc. bank term loan FRN Ser. B,
3 1/4s, 2020	736,875	731,809

Reynolds Group Holdings, Inc. bank term loan FRN
Ser. B, 4s, 2018	592,515	592,607

SRAM, LLC bank term loan FRN 4.013s, 2020	1,190,297	1,175,418

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	496,231	493,362

		5,651,347
Communication services (1.2%)
Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	1,537,825	1,537,611

Charter Communications Operating, LLC bank term loan FRN
Ser. E, 3s, 2020	1,488,750	1,463,860

Crown Castle Operating Co. bank term loan FRN Ser. B2,
3 1/4s, 2021	977,648	970,587

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2,
3 3/4s, 2019 (Bermuda)	1,419,814	1,418,039

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	1,000,000	998,000

Absolute Return 300 Fund	29

SENIOR LOANS (8.6%)*[c] cont.	Principal amount	Value

Communication services cont.
Numericable Group SA bank term loan FRN Ser. B2, 4 1/2s,
2020 (France)	$670,258	$668,941

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020	774,742	773,221

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 1/4s, 2021	2,000,000	1,985,000

Virgin Media Investment Holdings, Ltd. bank term loan FRN
Ser. B, 3 1/2s, 2020 (United Kingdom)	1,500,000	1,486,875

Windstream Corp. bank term loan FRN Ser. B5, 4s, 2019	246,258	244,719

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019	655,004	653,093

		12,199,946
Consumer cyclicals (1.9%)
American Casino & Entertainment Properties, LLC bank term
loan FRN 4 1/2s, 2019	997,487	999,981

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B2, 4 1/4s, 2017	208,507	208,820

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.402s, 2018	597,033	555,987

Caesars Growth Properties Holdings, LLC bank term loan FRN
6 1/4s, 2021	420,000	417,462

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017	820,407	818,013

Ceridian Corp. bank term loan FRN Ser. B, 4.402s, 2017	1,452,966	1,451,149

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	329,941	329,220

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020	648,375	651,212

Garda World Security Corp. bank term loan FRN Ser. B, 4s,
2020 (Canada)	792,315	788,601

Garda World Security Corp. bank term loan FRN Ser. DD, 4s,
2020 (Canada)	202,685	201,735

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B,
3 1/2s, 2020	1,144,737	1,139,967

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	1,000,000	998,438

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018	681,778	680,358

J.Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021	1,500,000	1,491,000

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	1,187,347	1,178,442

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4 1/4s, 2020	957,600	954,940

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017	967,500	967,299

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	1,485,028	1,478,531

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	985,000	983,769

Tribune Co. bank term loan FRN Ser. B, 4s, 2020	1,596,000	1,589,217

Univision Communications, Inc. bank term loan FRN 4s, 2020	766,000	761,350

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	1,436,400	1,407,672

		20,053,163
Consumer staples (0.9%)
Affinion Group, Inc. bank term loan FRN 6 3/4s, 2016	964,879	965,603

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021	430,000	426,058

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2020	957,600	954,727

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	853,550	854,297

Landry’s, Inc. bank term loan FRN Ser. B, 4s, 2018	1,414,066	1,413,625

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	1,000,000	994,583

30	Absolute Return 300 Fund

SENIOR LOANS (8.6%)*[c] cont.	Principal amount	Value

Consumer staples cont.
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp.
bank term loan FRN Ser. G, 3 1/4s, 2020	$990,000	$980,631

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,010,000

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020	449,643	449,081

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	992,500	992,706

		9,041,311
Energy (0.5%)
EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	856,667	850,955

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	1,493,749	1,485,347

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s,
2020 (Canada)	1,446,263	1,440,323

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s,
2017 (Cayman Islands)	1,197,000	1,191,015

		4,967,640
Financials (0.4%)
iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	294,274	294,826

Nuveen Investments, Inc. bank term loan FRN 4.152s, 2017	1,500,000	1,498,829

Serta Simmons Holdings, LLC bank term loan FRN Ser. B,
4 1/4s, 2019	184,224	184,253

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	1,481,306	1,472,974

Walter Investment Management Corp. bank term loan FRN
Ser. B, 4 3/4s, 2020	422,015	418,323

		3,869,205
Health care (1.2%)
CHS/Community Health Systems, Inc. bank term loan FRN
Ser. D, 4 1/4s, 2021	1,376,550	1,380,227

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	479,795	478,595

Grifols Worldwide Operations USA, Inc. bank term loan FRN
3.154s, 2021	1,665,000	1,654,594

HCA, Inc. bank term loan FRN Ser. B4, 2.984s, 2018	995,000	993,549

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018	975,503	974,528

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018	891,472	890,517

MPH Acquisition Holdings, LLC bank term loan FRN
Ser. B, 4s, 2021	1,149,455	1,143,420

Par Pharmaceutical Cos., Inc. bank term loan FRN
Ser. B, 4s, 2019	503,866	501,242

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4s, 2018	1,055,835	1,052,404

Quintiles Transnational Corp. bank term loan FRN Ser. B3,
3 3/4s, 2018	1,430,000	1,424,638

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. C2, 3 3/4s, 2019	738,750	736,507

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. D2, 3 3/4s, 2019	738,750	736,639

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 3 3/4s, 2020	551,742	551,053

		12,517,913

Absolute Return 300 Fund	31

SENIOR LOANS (8.6%)*[c] cont.	Principal amount	Value

Technology (0.6%)
Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C,
4 1/2s, 2019	$1,243,703	$1,242,925

Avago Technologies, Ltd. bank term loan FRN Ser. B,
3 3/4s, 2020	1,430,000	1,433,129

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	1,492,500	1,485,867

Epicor Software Corp. bank term loan FRN Ser. B, 4s, 2018	825,197	823,393

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	950,228	948,744

		5,934,058
Transportation (0.1%)
Livingston International, Inc. bank term loan FRN 5s,
2019 (Canada)	1,488,750	1,486,889

		1,486,889
Utilities and power (0.5%)
AES Corp. bank term loan FRN Ser. B, 3 3/4s, 2018	987,500	986,883

Calpine Construction Finance Co. LP bank term loan FRN
Ser. B, 3s, 2020	595,500	579,310

Calpine Construction Finance Co. LP bank term loan FRN
Ser. B2, 3 1/4s, 2022	1,196,994	1,172,680

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	715,000	706,757

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018	1,485,000	1,466,994

		4,912,624

Total senior loans (cost $88,631,404)		$88,543,320

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (6.0%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, May 1, 2044	$8,000,000	$8,673,750
4s, TBA, May 1, 2044	4,000,000	4,233,750

		12,907,500
U.S. Government Agency Mortgage Obligations (4.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, April 1, 2043	978,517	947,174

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, May 1, 2041 ##	999,787	1,074,732
4 1/2s, TBA, May 1, 2044	14,000,000	15,030,313
4s, July 1, 2042	6,879,987	7,181,256
4s, TBA, May 1, 2044	7,000,000	7,333,593
3 1/2s, TBA, May 1, 2044	8,000,000	8,124,375
3s, with due dates from January 1, 2043 to April 1, 2043	2,861,939	2,774,293
3s, TBA, May 1, 2044	7,000,000	6,824,453

		49,290,189

Total U.S. government and agency mortgage obligations (cost $62,120,247)		$62,197,689

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020	$382,000	$379,590
1 1/2s, July 31, 2016 [i]	129,000	132,198

Total U.S. treasury obligations (cost $513,977)		$511,788

32	Absolute Return 300 Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (4.5%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$2,810,000	$2,557,100

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		9,520,000	9,253,440

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		1,710,000	1,843,448

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		350,000	375,288

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		960,000	1,032,000

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 (Greece) ††	EUR	629,096	556,368

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 (Greece) ††	EUR	559,096	496,478

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 (Greece) ††	EUR	669,096	596,005

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 (Greece) ††	EUR	739,096	662,439

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 (Greece) ††	EUR	1,779,097	1,600,967

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 (Greece) ††	EUR	749,096	677,991

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 (Greece) ††	EUR	1,296,096	1,183,822

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 (Greece) ††	EUR	1,249,096	1,153,769

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 (Greece) ††	EUR	1,048,096	979,378

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 (Greece) ††	EUR	589,096	557,076

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 (Greece) ††	EUR	919,097	879,901

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 (Greece) ††	EUR	529,098	514,132

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 (Greece) ††	EUR	2,019,098	1,993,750

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 (Greece) ††	EUR	519,098	521,396

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 (Greece) ††	EUR	1,336,098	1,364,572

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 (Greece) ††	EUR	650,098	674,992

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 (Greece) ††	EUR	1,290,098	1,364,234

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 (Greece) ††	EUR	3,110,098	3,343,144

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 (Greece) ††	EUR	398,515	436,797

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 (Greece) ††	EUR	1,250,835	1,395,443

Hellenic (Republic of) unsec. bonds 4 3/4s, 2019 (Greece)	EUR	2,175,000	2,993,880

Absolute Return 300 Fund	33

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (4.5%)* cont.		Principal amount	Value

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		$1,690,000	$1,523,839

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)	EUR	910,000	1,502,449

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		$2,000,000	2,126,020

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)		815,000	887,331

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		450,000	428,175

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s,
2030 (Russia)		291,125	323,993

Ukraine (Government of) 144A sr. unsec. bonds 7.95s,
2014 (Ukraine)		935,000	913,963

Total foreign government and agency bonds and notes (cost $41,064,428)			$46,713,580

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.2%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA
commitments (Put)	Jul-14/$101.00	$53,000,000	$478,590

Federal National Mortgage Association 30 yr 3.5s TBA
commitments (Put)	Jul-14/100.56	53,000,000	379,480

Federal National Mortgage Association 30 yr 3.5s TBA
commitments (Put)	Jul-14/100.38	53,000,000	342,380

Federal National Mortgage Association 30 yr 3.5s TBA
commitments (Put)	Jul-14/100.19	53,000,000	308,460

Federal National Mortgage Association 30 yr 3.5s TBA
commitments (Put)	Jul-14/100.00	53,000,000	277,720

Total purchased options outstanding (cost $2,550,625)			$1,786,630

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/May-24	May-14/2.785		$34,226,800	$169,765

(2.785)/3 month USD-LIBOR-BBA/May-24	May-14/2.785		34,226,800	92,412

Barclays Bank PLC
1.80/6 month EUR-EURIBOR–Reuters/Jun-24	Jun-14/1.80	EUR	19,863,000	277,774

Credit Suisse International
2.79/3 month USD-LIBOR-BBA/May-24	May-14/2.79		$22,817,900	119,566

(2.79)/3 month USD-LIBOR-BBA/May-24	May-14/2.79		22,817,900	57,729

Deutsche Bank AG
2.78/3 month USD-LIBOR-BBA/May-24	May-14/2.78		13,690,700	64,209

(2.78)/3 month USD-LIBOR-BBA/May-24	May-14/2.78		13,690,700	39,566

Goldman Sachs International
2.78375/3 month USD-LIBOR-BBA/May-24	May-14/2.78375		22,817,900	111,580

(2.78375)/3 month USD-LIBOR-BBA/May-24	May-14/2.78375		22,817,900	62,749

1.80/6 month EUR-EURIBOR–Reuters/Jun-24	Jun-14/1.80	EUR	19,863,000	277,774

Total purchased swap options outstanding (cost $1,510,421)				$1,273,124

34	Absolute Return 300 Fund

SHORT-TERM INVESTMENTS (19.7%)*		Principal amount/shares	Value

Airgas, Inc. 144A commercial paper with an effective yield
of 0.225%, May 2, 2014		$4,000,000	$3,999,973

AXA Financial, Inc. commercial paper with a yield of 0.341%,
July 30, 2014		2,500,000	2,498,344

Bank of Nova Scotia commercial paper with an effective yield
of 0.198%, July 1, 2014		3,000,000	2,999,468

Bell Canada 144A Ser. CP, commercial paper with an effective
yield of 0.243%, May 20, 2014		4,000,000	3,999,472

BorgWarner, Inc. commercial paper with a yield of 0.250%,
May 8, 2014		5,000,000	4,999,757

Cabot Corp. commercial paper with an effective yield
of 0.242%, May 30, 2014		4,000,000	3,999,194

Church & Dwight Co., Inc. 144A commercial paper with
an effective yield of 0.245%, June 16, 2014		4,000,000	3,998,722

CIGNA Corp. commercial paper with an effective yield
of 0.295%, May 2, 2014		1,500,000	1,499,988

Clorox Co. (The) 144A commercial paper with an effective yield
of 0.215%, May 27, 2014		4,000,000	3,999,364

Cox Enterprises, Inc. commercial paper with an effective yield
of 0.259%, May 21, 2014		4,000,000	3,999,400

CRC Funding, LLC asset backed commercial paper with
an effective yield of 0.497%, August 1, 2014		3,000,000	2,998,435

ERAC USA Finance, LLC commercial paper with an effective
yield of 0.242%, May 1, 2014		4,000,000	4,000,000

Glencore Funding, LLC 144A commercial paper with
an effective yield of 0.339%, May 16, 2014		3,000,000	2,999,563

Hawaiian Electric Industries, Inc. commercial paper with
an effective yield of 0.526%, May 13, 2014		4,000,000	3,999,267

Kellogg Co. 144A commercial paper with an effective yield
of 0.190%, May 23, 2014		4,000,000	3,999,511

Mohawk Industries, Inc. 144A commercial paper with
an effective yield of 0.515%, May 21, 2014		4,000,000	3,998,778

Mondelez International, Inc. commercial paper with an effective
yield of 0.297%, May 13, 2014		3,500,000	3,499,650

National Grid USA commercial paper with an effective yield
of 0.253%, May 6, 2014		4,000,000	3,999,856

PPL Energy Supply, LLC commercial paper with a yield
of 0.450%, May 2, 2014		4,000,000	3,999,950

Putnam Short Term Investment Fund 0.06% L	shares	78,923,880	78,923,880

Textron, Inc. commercial paper with an effective yield
of 0.579%, May 6, 2014		$4,000,000	3,999,667

Time Warner Cable, Inc. 144A commercial paper with
an effective yield of 0.281%, June 13, 2014		4,500,000	4,498,388

U.S. Treasury Bills with an effective yield of 0.132%,
August 21, 2014 # ∆ §		40,000,000	39,996,279

Viacom, Inc. commercial paper with an effective yield
of 0.193%, May 6, 2014		4,000,000	3,999,883

Wyndham Worldwide Corp. 144A commercial paper with
a yield of 0.550%, May 7, 2014		2,300,000	2,299,770

Total short-term investments (cost $203,190,568)			$203,206,559

TOTAL INVESTMENTS

Total investments (cost $1,056,390,885)			$1,085,172,902

Absolute Return 300 Fund	35

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD / $	United States Dollar

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,029,696,586.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

36	Absolute Return 300 Fund

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 7).

At the close of the reporting period, the fund maintained liquid assets totaling $246,731,730 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $232,426,191) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$214,870	$213,330	$1,540

	Canadian Dollar	Sell	7/17/14	3,728,171	3,692,193	(35,978)

	Chilean Peso	Buy	7/17/14	18,828	19,254	(426)

	Colombian Peso	Buy	7/17/14	142,463	103,473	38,990

	Singapore Dollar	Sell	5/21/14	1,338,831	1,316,236	(22,595)

	Swiss Franc	Sell	6/18/14	2,250,422	2,231,099	(19,323)

Barclays Bank PLC
	British Pound	Buy	6/18/14	10,314,874	10,238,278	76,596

	British Pound	Sell	6/18/14	10,332,765	10,221,146	(111,619)

	Canadian Dollar	Sell	7/17/14	5,282	5,235	(47)

	Euro	Sell	6/18/14	3,428,743	3,437,167	8,424

	Japanese Yen	Sell	5/21/14	1,861,853	1,943,369	81,516

	Mexican Peso	Buy	7/17/14	1,827,630	1,822,953	4,677

	New Zealand Dollar	Buy	7/17/14	7,650,319	7,599,219	51,100

	Norwegian Krone	Sell	6/18/14	2,547,464	2,598,041	50,577

	South African Rand	Sell	7/17/14	1,531,779	1,509,069	(22,710)

	South Korean Won	Buy	5/21/14	1,571,061	1,542,693	28,368

	Swedish Krona	Sell	6/18/14	2,602,097	2,508,209	(93,888)

	Swiss Franc	Buy	6/18/14	2,444,218	2,451,687	(7,469)

Citibank, N.A.
	Australian Dollar	Sell	7/17/14	2,545,353	2,539,256	(6,097)

	Canadian Dollar	Sell	7/17/14	894,044	886,273	(7,771)

	Chilean Peso	Sell	7/17/14	1,413,984	1,444,936	30,952

	Euro	Sell	6/18/14	6,072,609	6,048,615	(23,994)

	Japanese Yen	Sell	5/21/14	2,563,491	2,537,033	(26,458)

	New Zealand Dollar	Buy	7/17/14	5,096,671	5,053,973	42,698

	Norwegian Krone	Sell	6/18/14	2,540,293	2,526,821	(13,472)

	Swiss Franc	Buy	6/18/14	871,912	885,715	(13,803)

Absolute Return 300 Fund	37

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $232,426,191) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	6/18/14	$638,657	$637,086	$(1,571)

	Canadian Dollar	Sell	7/17/14	2,230,874	2,188,542	(42,332)

	Euro	Sell	6/18/14	425,870	414,753	(11,117)

	Indian Rupee	Buy	5/21/14	1,493,287	1,370,474	122,813

	Mexican Peso	Buy	7/17/14	501,669	500,606	1,063

	New Zealand Dollar	Buy	7/17/14	5,155,614	5,134,855	20,759

	Norwegian Krone	Buy	6/18/14	2,610,338	2,580,064	30,274

	Norwegian Krone	Sell	6/18/14	2,610,338	2,560,944	(49,394)

	Singapore Dollar	Sell	5/21/14	1,790,054	1,759,940	(30,114)

	South Korean Won	Buy	5/21/14	1,566,950	1,536,426	30,524

	Swedish Krona	Sell	6/18/14	2,370,048	2,280,388	(89,660)

	Swiss Franc	Buy	6/18/14	2,548,447	2,550,851	(2,404)

Deutsche Bank AG
	Australian Dollar	Buy	7/17/14	2,592,671	2,571,402	21,269

	British Pound	Buy	6/18/14	69,705	83,429	(13,724)

	Canadian Dollar	Sell	7/17/14	2,354,639	2,333,652	(20,987)

	Euro	Sell	6/18/14	2,572,702	2,540,369	(32,333)

	Japanese Yen	Sell	5/21/14	1,725,883	1,733,589	7,706

	New Zealand Dollar	Buy	7/17/14	5,147,989	5,126,369	21,620

	Norwegian Krone	Sell	6/18/14	2,573,493	2,547,705	(25,788)

	Swedish Krona	Sell	6/18/14	35,376	1,290	(34,086)

	Swiss Franc	Sell	6/18/14	2,379,884	2,344,060	(35,824)

Goldman Sachs International
	Australian Dollar	Buy	7/17/14	13,031	12,930	101

	British Pound	Sell	6/18/14	2,492,853	2,464,649	(28,204)

	Canadian Dollar	Sell	7/17/14	740,589	727,689	(12,900)

	Euro	Sell	6/18/14	829,824	804,450	(25,374)

	Japanese Yen	Sell	5/21/14	2,535,484	2,525,336	(10,148)

HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	2,562,173	2,558,759	(3,414)

	British Pound	Sell	6/18/14	5,080,390	5,014,773	(65,617)

	Euro	Sell	6/18/14	1,971,906	1,954,318	(17,588)

	Japanese Yen	Buy	5/21/14	7,370	18,054	(10,684)

	Swedish Krona	Sell	6/18/14	195,382	171,107	(24,275)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/14	2,546,647	2,529,503	17,144

	Australian Dollar	Sell	7/17/14	2,546,740	2,528,135	(18,605)

	British Pound	Buy	6/18/14	2,344,496	2,346,603	(2,107)

	Canadian Dollar	Sell	7/17/14	979,468	938,958	(40,510)

	Euro	Sell	6/18/14	1,149,295	1,099,917	(49,378)

	Hungarian Forint	Sell	6/18/14	1,545,957	1,507,746	(38,211)

	Indian Rupee	Buy	5/21/14	1,556,992	1,493,634	63,358

38	Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $232,426,191) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.
	Mexican Peso	Buy	7/17/14	$1,622,649	$1,618,955	$3,694

	New Taiwan Dollar	Sell	5/21/14	1,525,267	1,518,419	(6,848)

	New Zealand Dollar	Buy	7/17/14	2,581,834	2,559,812	22,022

	Norwegian Krone	Sell	6/18/14	2,516,565	2,496,624	(19,941)

	Singapore Dollar	Sell	5/21/14	165,270	162,499	(2,771)

	Swedish Krona	Buy	6/18/14	2,577,893	2,605,568	(27,675)

	Swedish Krona	Sell	6/18/14	2,577,893	2,584,268	6,375

	Swiss Franc	Buy	6/18/14	1,366,461	1,378,352	(11,891)

	Thai Baht	Buy	5/21/14	2,532,274	2,539,424	(7,150)

	Thai Baht	Sell	5/21/14	2,553,036	2,537,455	(15,581)

Royal Bank of Scotland PLC (The)
	Japanese Yen	Sell	5/21/14	4,356,863	4,376,923	20,060

State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/14	49,628	12,033	(37,595)

	British Pound	Buy	6/18/14	5,068,576	4,980,674	87,902

	British Pound	Sell	6/18/14	5,068,576	5,007,562	(61,014)

	Canadian Dollar	Sell	7/17/14	27,503	7,557	(19,946)

	Chilean Peso	Buy	7/17/14	2,487,213	2,570,294	(83,081)

	Euro	Sell	6/18/14	2,319,955	2,291,531	(28,424)

	Japanese Yen	Sell	5/21/14	3,960,063	3,959,800	(263)

	Mexican Peso	Buy	7/17/14	1,269,967	1,267,056	2,911

	New Taiwan Dollar	Sell	5/21/14	1,525,270	1,517,772	(7,498)

	New Zealand Dollar	Buy	7/17/14	5,156,385	5,112,765	43,620

	Norwegian Krone	Sell	6/18/14	2,589,581	2,591,876	2,295

	Singapore Dollar	Sell	5/21/14	1,435,824	1,411,865	(23,959)

	Swedish Krona	Sell	6/18/14	2,591,340	2,553,016	(38,324)

	Swiss Franc	Buy	6/18/14	495,572	503,086	(7,514)

UBS AG
	British Pound	Sell	6/18/14	279,666	296,064	16,398

	Canadian Dollar	Sell	7/17/14	2,361,379	2,344,042	(17,337)

	Euro	Buy	6/18/14	2,294,846	2,272,823	22,023

	Euro	Sell	6/18/14	2,294,846	2,277,010	(17,836)

	Japanese Yen	Sell	5/21/14	2,464,895	2,469,154	4,259

	Mexican Peso	Buy	7/17/14	1,574,216	1,567,890	6,326

	Norwegian Krone	Sell	6/18/14	2,446,453	2,421,941	(24,512)

	Singapore Dollar	Sell	5/21/14	39,642	38,981	(661)

	Swedish Krona	Buy	6/18/14	2,583,088	2,602,620	(19,532)

	Swiss Franc	Sell	6/18/14	3,249,068	3,220,344	(28,724)

WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	61,919	29,901	32,018

	British Pound	Sell	6/18/14	2,648,466	2,616,534	(31,932)

	Canadian Dollar	Buy	7/17/14	154,365	172,262	(17,897)

Absolute Return 300 Fund	39

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $232,426,191) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

WestPac Banking Corp. cont.
	Euro	Buy	6/18/14	$2,543,987	$2,543,454	$533

	Euro	Sell	6/18/14	2,543,987	2,519,357	(24,630)

Total						$(702,030)

FUTURES CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	131	$22,857,787	Jun-14	$19,574

Euro-Bund 10 yr (Short)	169	33,889,142	Jun-14	(132,448)

Euro-Buxl 30 yr (Short)	22	4,009,329	Jun-14	(78,816)

Euro-Dollar 90 day (Short)	606	150,333,450	Sep-15	30,885

Japanese Government Bond
10 yr (Short)	1	1,417,518	Jun-14	(1,472)

Japanese Government Bond
10 yr Mini (Short)	9	1,275,679	Jun-14	(1,620)

U.S. Treasury Bond 30 yr (Long)	25	3,373,438	Jun-14	89,796

U.S. Treasury Note 5 yr (Short)	270	32,252,344	Jun-14	19,870

U.S. Treasury Note 10 yr (Short)	750	93,316,406	Jun-14	(495,722)

Total				$(549,953)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/14 (premiums $2,521,181) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	$49,072,700	$331,732

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,881,706

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	24,536,400	168,565

Total			$2,382,003

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $2,177,969) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/$100.00	$53,000,000	$277,720

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/99.56	53,000,000	215,710

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/99.38	53,000,000	192,920

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/99.19	53,000,000	172,780

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/99.00	106,000,000	308,460

40	Absolute Return 300 Fund

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $2,177,969) (Unaudited) cont.

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/$98.56	$53,000,000	$118,190

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/98.38	53,000,000	104,940

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/98.19	53,000,000	93,810

Federal National Mortgage Association
30 yr 3.5s TBA commitments (Put)	Jul-14/98.00	53,000,000	83,210

Total			$1,567,740

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

Counterparty				Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	appreciation/
Floating rate index/Maturity date	date/strike		amount	(depreciation)

Goldman Sachs International
2.60/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-14/2.60		$41,475,500	$(14,516)

1.575/3 month USD-LIBOR-BBA/
Jun-19 (Purchased)	Jun-14/1.575		57,563,578	(85,194)

(1.56)/3 month USD-LIBOR-BBA/
Oct-17 (Purchased)	Oct-14/1.56		143,778,000	(326,376)

1.03/6 month EUR-EURIBOR–Reuters/
Oct-17 (Written)	Oct-14/1.03	EUR	115,022,000	362,237

JPMorgan Chase Bank N.A.
(1.115)/3 month USD-LIBOR-BBA/
Oct-16 (Purchased)	Oct-14/1.115		$57,511,000	(86,267)

0.862/6 month EUR-EURIBOR–Reuters/
Oct-16 (Written)	Oct-14/0.862	EUR	43,133,000	75,399

Total				$(74,717)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/14 (proceeds receivable $11,802,735) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
May 1, 2044	$1,000,000	5/12/14	$1,073,594

Federal National Mortgage Association, 4s, May 1, 2044	2,000,000	5/12/14	2,095,312

Government National Mortgage Association, 4 1/2s,
May 1, 2044	8,000,000	5/20/14	8,673,751

Total			$11,842,657

Absolute Return 300 Fund	41

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
MYR	17,495,000	$—	3/19/19	4.0275%	3 month MYR-	$(891)
					KLIBOR-BNM

Deutsche Bank AG
MYR	17,495,000	—	3/19/19	4.035%	3 month MYR-	(2,717)
					KLIBOR-BNM

PLN	17,860,000	—	3/17/24	4.1072%	6 month PLN-	(110,132)
					WIBOR-WIBO

PLN	8,905,000	—	3/18/24	4.12875%	6 month PLN-	(60,098)
					WIBOR-WIBO

PLN	7,747,000	—	3/27/24	4.045%	6 month PLN-	(33,372)
					WIBOR-WIBO

Goldman Sachs International
CAD	3,576,000	—	5/30/23	2.534%	3 month CAD-	18,583
					BA-CDOR

EUR	74,426,000	—	8/30/14	1 year EUR-EONIA-	0.11%	(56,645)
				OIS-COMPOUND

EUR	74,426,000	—	8/30/14	0.309%	3 month EUR-	(162,551)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	8/31/14	1 year EUR-EONIA-	0.11%	(56,396)
				OIS-COMPOUND

EUR	74,426,000	—	8/31/14	0.314%	3 month EUR-	(168,056)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	9/3/14	1 year EUR-EONIA-	0.086%	(82,300)
				OIS-COMPOUND

EUR	74,426,000	—	9/3/14	0.283%	3 month EUR-	(137,143)
					EURIBOR-
					REUTERS

JPMorgan Chase Bank N.A.
CAD	3,487,000	—	2/6/24	3 month CAD-BA-	2.855%	41,729
				CDOR

HUF	263,000,000	—	2/4/19	4.79%	6 month	(58,172)
					HUF-BUBOR-
					REUTERS

HUF	526,000,000	—	2/5/19	4.7275%	6 month	(109,249)
					HUF-BUBOR-
					REUTERS

HUF	730,000,000	—	2/11/19	4.41%	6 month	(102,101)
					HUF-BUBOR-
					REUTERS

PLN	3,520,000	—	2/4/19	6 month PLN-	4.04%	33,452
				WIBOR-WIBO

PLN	7,040,000	—	2/5/19	6 month PLN-	3.9775%	60,071
				WIBOR-WIBO

PLN	9,650,000	—	2/11/19	6 month PLN-	3.805%	56,085
				WIBOR-WIBO

Total		$—				$(929,903)

42	Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$465,845,200 E	$592,872	6/18/16	3 month USD-	0.75%	$(736,649)
				LIBOR-BBA

	197,817,400 E	649,716	6/18/19	3 month USD-	2.00%	(870,709)
				LIBOR-BBA

	61,489,100 E	219,639	6/18/24	3 month USD-	3.00%	(867,798)
				LIBOR-BBA

	3,092,200 E	80,032	6/18/44	3 month USD-	3.75%	(90,564)
				LIBOR-BBA

	9,232,700 E	(87)	5/23/19	3 month USD-	1.875%	(34,885)
				LIBOR-BBA

	113,817,000 E	(45,065)	6/18/16	3 month USD-	0.65%	52,363
				LIBOR-BBA

	103,970,500 E	442,034	6/18/19	3 month USD-	1.90%	147,589
				LIBOR-BBA

	25,153,000 E	97,322	6/18/24	3 month USD-	2.90%	314,820
				LIBOR-BBA

	22,649,300	(299)	3/27/24	3 month USD-	2.87%	(318,357)
				LIBOR-BBA

	16,157,200 E	(228)	5/23/24	3 month USD-	2.845%	99,333
				LIBOR-BBA

	8,124,800 E	(76)	5/27/19	3 month USD-	1.885%	(31,357)
				LIBOR-BBA

	12,464,100 E	(176)	5/27/24	3 month USD-	2.86%	88,120
				LIBOR-BBA

	104,300,000 E	101,279	6/17/17	3 month USD-	1.617%	(190,031)
				LIBOR-BBA

	35,500,000 E	(334)	6/15/19	3 month USD-	2.61%	90,014
				LIBOR-BBA

	35,500,000 E	(334)	6/15/19	3 month USD-	2.64%	59,448
				LIBOR-BBA

EUR	107,490,000 E	(5,268,530)	6/18/19	6 month EUR-	1.75%	646,114
				EURIBOR-REUTERS

EUR	39,912,000 E	2,792,805	6/18/24	6 month EUR-	2.50%	(1,213,244)
				EURIBOR-REUTERS

EUR	16,155,000 E	(88)	2/18/24	6 month EUR-	2.85%	(347,304)
				EURIBOR-REUTERS

GBP	124,405,000 E	307,136	6/18/16	6 month GBP-	1.25%	23,575
				LIBOR-BBA

GBP	38,625,000 E	(390,736)	6/18/19	6 month GBP-	2.25%	96,679
				LIBOR-BBA

JPY	58,423,000	(20)	3/24/44	6 month JPY-	1.80%	382
				LIBOR-BBA

JPY	114,399,000	(38)	3/24/44	6 month JPY-	1.79625%	(652)
				LIBOR-BBA

JPY	3,191,100,000	(125)	3/14/19	6 month JPY-	0.3175%	(11,449)
				LIBOR-BBA

Absolute Return 300 Fund	43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPY	698,200,000	$(122)	3/14/44	6 month JPY-	1.795%	$2,245
				LIBOR-BBA

JPY	56,638,000	(10)	3/24/44	6 month JPY-	1.80125%	552
				LIBOR-BBA

Total		$(423,433)				$(3,091,765)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,128,494	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$1,424
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
884,748	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,468
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

203,295	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,027
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

3,431,917	—	1/12/40	4.50% (1 month	Synthetic MBX Index	10,534
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,673,917	—	1/12/42	4.00% (1 month	Synthetic TRS Index	5,173
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,112,631	—	1/12/40	5.00% (1 month	Synthetic MBX Index	30,870
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,480,810	—	1/12/41	5.00% (1 month	Synthetic MBX Index	28,535
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

18,230,547	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(89,361)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,504,180	—	1/12/41	5.00% (1 month	Synthetic MBX Index	39,069
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,781,902	—	1/12/41	5.00% (1 month	Synthetic MBX Index	14,483
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,813,939	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,810
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

44	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,390,951	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$7,242
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,887,880	—	1/12/39	6.00% (1 month	Synthetic TRS Index	2,407
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

15,824,225	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(77,566)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

18,040,633	—	1/12/41	5.00% (1 month	Synthetic MBX Index	93,925
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,439,820	—	1/12/40	4.00% (1 month	Synthetic MBX Index	14,426
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

635,810	—	1/12/40	4.00% (1 month	Synthetic TRS Index	1,231
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

361,945	—	1/12/38	6.50% (1 month	Synthetic TRS Index	839
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

956,974	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,982
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,781,902	—	1/12/41	5.00% (1 month	Synthetic MBX Index	14,483
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

11,573,112	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(56,728)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,648,611	—	1/12/40	4.00% (1 month	Synthetic MBX Index	25,587
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,679,043	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(32,739)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

17,242,417	—	1/12/41	4.00% (1 month	Synthetic TRS Index	38,761
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,038,815	—	1/12/41	4.00% (1 month	Synthetic TRS Index	4,583
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,498,702	—	1/12/40	4.50% (1 month	Synthetic MBX Index	4,600
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,092,021	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,515
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Absolute Return 300 Fund	45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$6,946,543	$—	1/12/40	4.50% (1 month	Synthetic MBX Index	$21,322
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

30,815,126	—	1/12/41	5.00% (1 month	Synthetic MBX Index	160,432
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,619,629	—	1/12/41	5.00% (1 month	Synthetic MBX Index	39,670
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

385,293	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,006
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

775,354	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,916
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,514,463	—	1/12/40	5.00% (1 month	Synthetic MBX Index	12,699
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,822,914	—	1/12/40	5.00% (1 month	Synthetic MBX Index	9,206
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

15,740,442	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(77,156)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,339,376	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(26,439)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

2,399,595	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9,002)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,199,847	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,501)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,199,847	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,501)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,407,848	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9,033)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

6,253,783	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(23,460)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,407,848	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9,033)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,207,889	—	1/12/41	5.00% (1 month	Synthetic TRS Index	1,277
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

46	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,052,486	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$5,480
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

766,096	—	1/12/41	5.00% (1 month	Synthetic TRS Index	810
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,260,277	—	1/12/38	6.50% (1 month	Synthetic TRS Index	2,923
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,807,444	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(18,034)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,339,407	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(2,952)
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,529,796	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7,499)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,207,896	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(20,626)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,470,000	—	3/20/24	(2.505%)	USA Non Revised	(34,631)
				Consumer Price
				Index-Urban (CPI-U)

35,995,000	—	3/20/16	1.795%	USA Non Revised	(99,489)
				Consumer Price
				Index-Urban (CPI-U)

5,972,000	—	3/21/24	(2.505%)	USA Non Revised	(27,591)
				Consumer Price
				Index-Urban (CPI-U)

Citibank, N.A.
1,551,838	—	1/12/41	5.00% (1 month	Synthetic MBX Index	8,079
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,288,021	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,706
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

22,972,000	—	2/3/16	1.795%	USA Non Revised	(85,525)
				Consumer Price
				Index-Urban (CPI-U)

5,743,000	—	1/31/16	1.795%	USA Non Revised	(22,122)
				Consumer Price
				Index-Urban (CPI-U)

36,197,000	—	3/27/16	1.7475%	USA Non Revised	(118,906)
				Consumer Price
				Index-Urban (CPI-U)

Absolute Return 300 Fund	47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
	$7,512,000	$—	3/27/24	(2.4825%)	USA Non Revised	$(17,638)
					Consumer Price
					Index-Urban (CPI-U)

EUR	14,700,000	—	2/21/19	(1.235%)	Eurostat Eurozone	(73,051)
					HICP excluding
					tobacco

EUR	7,660,000	—	2/21/24	1.69%	Eurostat Eurozone	80,128
					HICP excluding
					tobacco

Credit Suisse International
	$1,854,601	—	1/12/41	5.00% (1 month	Synthetic MBX Index	9,656
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	5,893,274	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(28,887)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	3,467,901	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(4,376)
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	1,430,694	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	(1,805)
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	5,307,230	—	1/12/41	5.00% (1 month	Synthetic TRS Index	5,610
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

	5,039,879	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(601)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	5,363,043	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	(640)
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	7,086,977	—	1/12/41	4.00% (1 month	Synthetic TRS Index	15,932
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	11,809,588	—	1/12/41	5.00% (1 month	Synthetic MBX Index	12,483
				USD-LIBOR)	5.00% 30 year Ginnie
					Mae II pools

EUR	4,280,000	—	3/27/19	(1.1913%)	Eurostat Eurozone	(10,938)
					HICP excluding
					tobacco

EUR	14,700,000	—	2/20/19	(1.2225%)	Eurostat Eurozone	(60,020)
					HICP excluding
					tobacco

EUR	7,660,000	—	2/20/24	1.68%	Eurostat Eurozone	69,289
					HICP excluding
					tobacco

48	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
EUR	4,280,000	$—	3/24/19	(1.1925%)	Eurostat Eurozone	$(11,318)
					HICP excluding
					tobacco

GBP	3,620,000	—	3/20/19	3.05%	GBP Non-revised UK	(30,805)
					Retail Price Index

GBP	3,620,000	—	3/25/19	3.0413%	GBP Non-revised UK	(33,555)
					Retail Price Index

Deutsche Bank AG
	$5,893,274	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(28,887)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

Goldman Sachs International
	4,597,736	—	1/12/38	6.50% (1 month	Synthetic TRS Index	10,663
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	3,546,768	—	1/12/38	6.50% (1 month	Synthetic TRS Index	8,226
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	11,780,137	—	1/12/39	6.00% (1 month	Synthetic TRS Index	15,021
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	4,454,922	—	1/12/38	6.50% (1 month	Synthetic TRS Index	10,332
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	9,062,972	—	1/12/41	5.00% (1 month	Synthetic MBX Index	47,184
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	2,714,726	—	1/12/41	4.50% (1 month	Synthetic TRS Index	3,425
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	6,635,619	—	1/12/42	4.00% (1 month	Synthetic TRS Index	12,838
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	6,635,619	—	1/12/42	4.00% (1 month	Synthetic TRS Index	12,838
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	5,508,443	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(27,001)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	2,069,423	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(10,144)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	3,394,782	—	1/12/41	4.50% (1 month	Synthetic TRS Index	4,284
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	591,892	—	1/12/40	4.00% (1 month	Synthetic TRS Index	1,146
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Absolute Return 300 Fund	49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$157,374	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$201
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,688,469	—	1/12/39	6.00% (1 month	Synthetic TRS Index	5,978
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

7,546,140	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(36,989)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

334,247	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,638)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

891,358	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,369)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,521,741	—	1/12/38	6.50% (1 month	Synthetic TRS Index	3,529
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,038,651	—	1/12/38	6.50% (1 month	Synthetic TRS Index	11,686
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

9,733,591	—	1/12/42	4.00% (1 month	Synthetic TRS Index	18,832
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,455,408	—	1/12/39	6.00% (1 month	Synthetic TRS Index	10,781
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

41,438,000	—	3/3/19	2.13%	USA Non Revised	(54,698)
				Consumer Price
				Index-Urban (CPI-U)

Total	$—				$(290,692)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB–	BBB–/P	$11,962	$175,000	5/11/63	300 bp	$11,664
Index

CMBX NA BBB–	BBB–/P	22,719	377,000	5/11/63	300 bp	22,078
Index

CMBX NA BBB–	BBB–/P	46,609	755,000	5/11/63	300 bp	45,326
Index

CMBX NA BBB–	BBB–/P	44,403	779,000	5/11/63	300 bp	43,079
Index

50	Absolute Return 300 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
CMBX NA BBB–	BBB–/P	$69,178	$624,000	5/11/63	300 bp	$68,116
Index

Credit Suisse International
CMBX NA BBB–	BBB–/P	1,427	184,000	5/11/63	300 bp	1,114
Index

CMBX NA BBB–	BBB–/P	37,649	473,000	5/11/63	300 bp	36,845
Index

CMBX NA BBB–	BBB–/P	66,775	591,000	5/11/63	300 bp	65,771
Index

CMBX NA BBB–	BBB–/P	39,799	605,000	5/11/63	300 bp	38,770
Index

CMBX NA BBB–	BBB–/P	48,354	606,000	5/11/63	300 bp	47,324
Index

CMBX NA BBB–	BBB–/P	46,921	606,000	5/11/63	300 bp	45,890
Index

CMBX NA BBB–	BBB–/P	18,774	617,000	5/11/63	300 bp	17,725
Index

CMBX NA BBB–	BBB–/P	10,889	618,000	5/11/63	300 bp	9,838
Index

CMBX NA BBB–	BBB–/P	10,094	657,000	5/11/63	300 bp	8,977
Index

CMBX NA BBB–	BBB–/P	8,092	697,000	5/11/63	300 bp	6,907
Index

CMBX NA BBB–	BBB–/P	54,488	748,000	5/11/63	300 bp	53,217
Index

CMBX NA BBB–	BBB–/P	82,769	1,080,000	5/11/63	300 bp	80,933
Index

CMBX NA BBB–	BBB–/P	49,531	1,207,000	5/11/63	300 bp	47,480
Index

CMBX NA BB Index	—	(5,339)	1,022,000	5/11/63	(500 bp)	3,416

CMBX NA BB Index	—	(11,876)	680,000	5/11/63	(500 bp)	(6,051)

CMBX NA BB Index	—	(3,110)	341,000	5/11/63	(500 bp)	(189)

CMBX NA BB Index	—	(3,238)	338,000	5/11/63	(500 bp)	(155)

CMBX NA BB Index	—	(13,092)	675,000	5/11/63	(500 bp)	(7,309)

CMBX NA BBB–	BBB–/P	23,451	490,000	5/11/63	300 bp	22,618
Index

CMBX NA BBB–	BBB–/P	26,440	612,000	5/11/63	300 bp	25,399
Index

CMBX NA BBB–	BBB–/P	14,705	618,000	5/11/63	300 bp	13,655
Index

CMBX NA BBB–	BBB–/P	12,327	653,000	5/11/63	300 bp	11,217
Index

CMBX NA BBB–	BBB–/P	14,141	653,000	5/11/63	300 bp	13,031
Index

Absolute Return 300 Fund	51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/14 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB–	BBB–/P	$59,500	$2,432,000	5/11/63	300 bp	$55,366
Index

CMBX NA BBB–	—	(35,196)	623,000	1/17/47	(300 bp)	(19,995)
Index

CMBX NA BBB–	—	(37,912)	623,000	1/17/47	(300 bp)	(22,710)
Index

CMBX NA BBB–	—	(28,770)	613,000	1/17/47	(300 bp)	(13,812)
Index

CMBX NA BBB–	—	(35,909)	613,000	1/17/47	(300 bp)	(20,952)
Index

Goldman Sachs International
CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	(351)

Total		$643,309				$704,232

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2014. Securities rated by Putnam are indicated by “/P.”

52	Absolute Return 300 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$257,999,056	$—

Foreign government and agency bonds and notes	—	46,713,580	—

Mortgage-backed securities	—	422,941,156	—

Purchased options outstanding	—	1,786,630	—

Purchased swap options outstanding	—	1,273,124	—

Senior loans	—	88,543,320	—

U.S. government and agency mortgage obligations	—	62,197,689	—

U.S. treasury obligations	—	511,788	—

Short-term investments	78,923,880	124,282,679	—

Totals by level	$78,923,880	$1,006,249,022	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(702,030)	$—

Futures contracts	(549,953)	—	—

Written options outstanding	—	(1,567,740)	—

Written swap options outstanding	—	(2,382,003)	—

Forward premium swap option contracts	—	(74,717)	—

TBA sale commitments	—	(11,842,657)	—

Interest rate swap contracts	—	(3,598,235)	—

Total return swap contracts	—	(290,692)	—

Credit default contracts	—	60,923	—

Totals by level	$(549,953)	$(20,397,151)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	53

Statement of assets and liabilities 4/30/14 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $977,467,005)	$1,006,249,022
Affiliated issuers (identified cost $78,923,880) (Note 5)	78,923,880

Foreign currency (cost $8,005) (Note 1)	8,048

Interest and other receivables	6,934,718

Receivable for shares of the fund sold	3,784,101

Receivable for investments sold	3,527,471

Receivable for sales of delayed delivery securities (Notes 1, 6 and 7)	11,825,554

Receivable for variation margin (Note 1)	1,125,733

Unrealized appreciation on forward premium swap option contracts (Note 1)	437,636

Unrealized appreciation on forward currency contracts (Note 1)	1,022,505

Unrealized appreciation on OTC swap contracts (Note 1)	2,009,238

Premium paid on OTC swap contracts (Note 1)	177,688

Total assets	1,116,025,594

LIABILITIES

Payable to custodian	1,646,706

Payable for investments purchased	7,224,443

Payable for purchases of delayed delivery securities (Note 1)	51,397,564

Payable for shares of the fund repurchased	1,004,506

Payable for compensation of Manager (Note 2)	312,381

Payable for Trustee compensation and expenses (Note 2)	110,463

Payable for distribution fees (Note 2)	259,070

Payable for variation margin (Note 1)	2,864,278

Unrealized depreciation on OTC swap contracts (Note 1)	2,525,601

Premium received on OTC swap contracts (Note 1)	820,997

Unrealized depreciation on forward currency contracts (Note 1)	1,724,535

Unrealized depreciation on forward premium swap option contracts (Note 1)	512,353

Written options outstanding, at value (premiums $4,699,150) (Notes 1 and 3)	3,949,743

TBA sale commitments, at value (proceeds receivable $11,802,735) (Note 1)	11,842,657

Collateral on certain derivative contracts, at value (Note 1)	132,198

Other accrued expenses	1,513

Total liabilities	86,329,008

Net assets	$1,029,696,586

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,058,175,160

Undistributed net investment income (Note 1)	15,147,996

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(68,177,331)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	24,550,761

Total — Representing net assets applicable to capital shares outstanding	$1,029,696,586

(Continued on next page)

54	Absolute Return 300 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($551,694,068 divided by 51,449,633 shares)	$10.72

Offering price per class A share (100/99.00 of $10.72)*	$10.83

Net asset value and offering price per class B share ($12,499,940 divided by 1,170,812 shares)**	$10.68

Net asset value and offering price per class C share ($168,510,722 divided by 15,843,484 shares)**	$10.64

Net asset value and redemption price per class M share ($11,451,091 divided by 1,070,616 shares)	$10.70

Offering price per class M share (100/99.25 of $10.70)*	$10.78

Net asset value, offering price and redemption price per class R share
($850,505 divided by 79,453 shares)	$10.70

Net asset value, offering price and redemption price per class R5 share
($10,973 divided by 1,018 shares)	$10.78

Net asset value, offering price and redemption price per class R6 share
($1,710,258 divided by 158,698 shares)	$10.78

Net asset value, offering price and redemption price per class Y share
($282,969,029 divided by 26,313,011 shares)	$10.75

* On single retail sales of less than $500,000.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	55

Statement of operations Six months ended 4/30/14 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $38,857 from investments in affiliated issuers) (Note 5)	$23,536,572

EXPENSES

Compensation of Manager (Note 2)	2,604,315

Distribution fees (Note 2)	1,542,451

Other	2,317

Total expenses	4,149,083

Expense reduction (Note 2)	(1,304)

Net expenses	4,147,779

Net investment income	19,388,793

Net realized gain on investments (Notes 1 and 3)	1,716,401

Net realized loss on swap contracts (Note 1)	(8,140,683)

Net realized loss on futures contracts (Note 1)	(1,591,018)

Net realized loss on foreign currency transactions (Note 1)	(3,850,700)

Net realized gain on written options (Notes 1 and 3)	1,680,456

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	2,403,258

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	20,280,603

Net gain on investments	12,498,317

Net increase in net assets resulting from operations	$31,887,110

The accompanying notes are an integral part of these financial statements.

56	Absolute Return 300 Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/14*	Year ended 10/31/13

Operations:
Net investment income	$19,388,793	$26,844,876

Net realized gain (loss) on investments
and foreign currency transactions	(10,185,544)	26,049,152

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	22,683,861	(20,736,155)

Net increase in net assets resulting from operations	31,887,110	32,157,873

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(20,686,874)	(7,528,663)

Class B	(475,286)	(179,939)

Class C	(5,496,333)	(1,212,514)

Class M	(448,939)	(165,473)

Class R	(26,254)	(8,407)

Class R5	(451)	(166)

Class R6	(106,155)	(169)

Class Y	(11,249,614)	(3,651,161)

Increase (decrease) from capital share transactions (Note 4)	88,395,307	(30,611,430)

Total increase (decrease) in net assets	81,792,511	(11,200,049)

NET ASSETS

Beginning of period	947,904,075	959,104,124

End of period (including undistributed net investment
income of $15,147,996 and $34,249,109, respectively)	$1,029,696,586	$947,904,075

* Unaudited

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	57

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of
			Net realized			From						of expenses	net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2014 **	$10.81	.21	.14	.35	(.44)	—	(.44)	—	$10.72	3.29 *	$551,694	.39 *	1.98 *	68 *[e]
October 31, 2013	10.58	.34	.05	.39	(.16)	—	(.16)	—	10.81	3.73	497,067	.78 [d]	3.13 [d]	246 [e]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	—	10.58	2.97	518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52 *	107,098	1.11 *[d]	3.02 *[d]	39 *

Class B
April 30, 2014 **	$10.75	.20	.14	.34	(.41)	—	(.41)	—	$10.68	3.25 *	$12,500	.49 *	1.88 *	68 *[e]
October 31, 2013	10.53	.31	.05	.36	(.14)	—	(.14)	—	10.75	3.46	12,854	.98 [d]	2.93 [d]	246 [e]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	—	10.53	2.86	13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01 *	6,056	1.63 *[d]	2.49 *[d]	39 *

Class C
April 30, 2014 **	$10.68	.17	.14	.31	(.35)	—	(.35)	—	$10.64	2.95 *	$168,511	.76 *	1.60 *	68 *[e]
October 31, 2013	10.44	.25	.06	.31	(.07)	—	(.07)	—	10.68	2.94	169,740	1.53 [d]	2.39 [d]	246 [e]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	—	10.44	2.23	201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91 *	58,151	1.76 *[d]	2.66 *[d]	39 *

Class M
April 30, 2014 **	$10.78	.21	.14	.35	(.43)	—	(.43)	—	$10.70	3.33 *	$11,451	.41 *	1.95 *	68 *[e]
October 31, 2013	10.55	.33	.05	.38	(.15)	—	(.15)	—	10.78	3.68	11,228	.83 [d]	3.08 [d]	246 [e]
October 31, 2012	10.35	.30	— [f]	.30	(.10)	—	(.10)	—	10.55	2.90	11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32 *	1,926	1.24 *[d]	2.74 *[d]	39 *

Class R
April 30, 2014 **	$10.77	.20	.13	.33	(.40)	—	(.40)	—	$10.70	3.15 *	$851	.51 *	1.87 *	68 *[e]
October 31, 2013	10.54	.31	.05	.36	(.13)	—	(.13)	—	10.77	3.47	824	1.03 [d]	2.86 [d]	246 [e]
October 31, 2012	10.34	.28	— [f]	.28	(.08)	—	(.08)	—	10.54	2.71	734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22 *	88	1.33 *[d]	2.87 *[d]	39 *

Class R5
April 30, 2014 **	$10.88	.23	.13	.36	(.46)	—	(.46)	—	$10.78	3.42 *	$11	.26 *	2.13 *	68 *[e]
October 31, 2013	10.63	.37	.05	.42	(.17)	—	(.17)	—	10.88	4.03	11	.53 [d]	3.40 [d]	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02 *	10	.18 *[d]	.84 *[d]	238 [e]

Class R6
April 30, 2014 **	$10.88	.23	.13	.36	(.46)	—	(.46)	—	$10.78	3.43 *	$1,710	.26 *	2.13 *	68 *[e]
October 31, 2013	10.63	.32 [g]	.11	.43	(.18)	—	(.18)	—	10.88	4.06	2,573	.53 [d]	2.91 d, g	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02 *	10	.18 *[d]	.84 *[d]	238 [e]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

58	Absolute Return 300 Fund	Absolute Return 300 Fund	59

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of
			Net realized			From						of expenses	net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class Y
April 30, 2014 **	$10.85	.23	.13	.36	(.46)	—	(.46)	—	$10.75	3.42 *	$282,969	.26 *	2.11 *	68 *[e]
October 31, 2013	10.63	.36	.05	.41	(.19)	—	(.19)	—	10.85	3.93	253,607	.53 [d]	3.37 [d]	246 [e]
October 31, 2012	10.43	.33	— [f]	.33	(.13)	—	(.13)	—	10.63	3.21	212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72 *	75,335	.90 *[d]	3.67 *[d]	39 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2). Also excludes acquired fund fees, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11	10/31/09

Class A	0.06%	0.19%	0.18%	0.15%

Class B	0.06	0.19	0.18	0.15

Class C	0.06	0.19	0.18	0.15

Class M	0.06	0.19	0.18	0.15

Class R	0.06	0.19	0.18	0.15

Class R5	0.05	0.05	N/A	N/A

Class R6	0.03	0.03	N/A	N/A

Class Y	0.06	0.19	0.18	0.15

e Portfolio turnover excludes TBA purchase and sale commitments.

f Amount represents less than $0.01 per share.

g The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

60	Absolute Return 300 Fund	Absolute Return 300 Fund	61

Notes to financial statements 4/30/14 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2013 through April 30, 2014.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on Class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

62	Absolute Return 300 Fund

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated

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and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

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The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.

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In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $208,229 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,324,452 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,764,724 and may include amounts related to unsettled agreements.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been

66	Absolute Return 300 Fund

established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities or to dispose of the TBA commitments prior to settlement. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

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At October 31, 2013, the fund had a capital loss carryover of $58,095,749 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$21,012,157	$31,861,705	$52,873,862	*

5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,057,368,186, resulting in gross unrealized appreciation and depreciation of $32,958,723 and $5,154,007, respectively, or net unrealized appreciation of $27,804,716.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rate provided in the paragraph above.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.12%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

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Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.297% of the fund’s average net assets before a decrease of $355,562 (0.036% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,304 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $620, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The

Absolute Return 300 Fund	69

Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$654,566	Class M	16,831

Class B	28,139	Class R	1,905

Class C	841,010	Total	$1,542,451

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,544 and $2 from the sale of class A and class M shares, respectively, and received $379 and $2,336 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $517 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA commitments aggregated $601,047,056 and $510,635,871, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written	Written option
		option contract	swap option	contract	Written option
		amounts	premiums	amounts	premiums

Written options outstanding
at the beginning of the	USD	111,048,000	$1,050,759	—	$—
reporting period	EUR	—	$—	—	$—

Options opened	USD	403,092,678	3,090,255	530,000,000	2,177,969
	EUR	394,343,000	229,315	—	—

Options exercised	USD	—	—	—	—
	EUR	—	—	—	—

Options expired	USD	—	—	—	—
	EUR	—	—	—	—

Options closed	USD	(429,783,578)	(1,619,833)	—	—
	EUR	(236,188,000)	(229,315)	—	—

Written options outstanding at	USD	84,357,100	$2,521,181	530,000,000	$2,177,969
the end of the reporting period	EUR	158,155,000	$—	—	$—

70	Absolute Return 300 Fund

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13

Class A	Shares	Amount	Shares	Amount

Shares sold	11,330,566	$121,007,607	18,373,435	$197,903,709

Shares issued in connection with
reinvestment of distributions	1,754,733	18,459,789	624,276	6,567,380

	13,085,299	139,467,396	18,997,711	204,471,089

Shares repurchased	(7,610,090)	(81,214,712)	(21,983,507)	(235,803,855)

Net increase (decrease)	5,475,209	$58,252,684	(2,985,796)	$(31,332,766)

	Six months ended 4/30/14		Year ended 10/31/13

Class B	Shares	Amount	Shares	Amount

Shares sold	73,087	$774,523	209,399	$2,241,588

Shares issued in connection with
reinvestment of distributions	39,755	416,633	14,888	156,029

	112,842	1,191,156	224,287	2,397,617

Shares repurchased	(137,633)	(1,467,737)	(345,468)	(3,687,545)

Net decrease	(24,791)	$(276,581)	(121,181)	$(1,289,928)

	Six months ended 4/30/14		Year ended 10/31/13

Class C	Shares	Amount	Shares	Amount

Shares sold	1,483,726	$15,719,318	3,263,843	$34,760,946

Shares issued in connection with
reinvestment of distributions	432,511	4,524,069	94,430	987,742

	1,916,237	20,243,387	3,358,273	35,748,688

Shares repurchased	(1,966,658)	(20,853,430)	(6,804,666)	(72,230,609)

Net decrease	(50,421)	$(610,043)	(3,446,393)	$(36,481,921)

	Six months ended 4/30/14		Year ended 10/31/13

Class M	Shares	Amount	Shares	Amount

Shares sold	140,447	$1,499,811	236,426	$2,535,937

Shares issued in connection with
reinvestment of distributions	41,355	433,813	15,069	158,068

	181,802	1,933,624	251,495	2,694,005

Shares repurchased	(152,617)	(1,626,693)	(339,134)	(3,622,991)

Net increase (decrease)	29,185	$306,931	(87,639)	$(928,986)

	Six months ended 4/30/14		Year ended 10/31/13

Class R	Shares	Amount	Shares	Amount

Shares sold	16,434	$174,492	30,362	$325,075

Shares issued in connection with
reinvestment of distributions	2,498	26,254	801	8,407

	18,932	200,746	31,163	333,482

Shares repurchased	(15,986)	(171,902)	(24,264)	(259,105)

Net increase	2,946	$28,844	6,899	$74,377

Absolute Return 300 Fund	71

	Six months ended 4/30/14		Year ended 10/31/13

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	43	451	15	166

	43	451	15	166

Shares repurchased	—	—	—	—

Net increase	43	$451	15	$166

	Six months ended 4/30/14		Year ended 10/31/13

Class R6	Shares	Amount	Shares	Amount

Shares sold	14,113	$150,531	252,365	$2,731,104

Shares issued in connection with
reinvestment of distributions	10,053	106,155	16	169

	24,166	256,686	252,381	2,731,273

Shares repurchased	(101,980)	(1,098,411)	(16,829)	(183,041)

Net increase (decrease)	(77,814)	$(841,725)	235,552	$2,548,232

	Six months ended 4/30/14		Year ended 10/31/13

Class Y	Shares	Amount	Shares	Amount

Shares sold	9,386,163	$100,509,106	14,046,459	$151,801,447

Shares issued in connection with
reinvestment of distributions	772,166	8,138,629	250,830	2,641,244

	10,158,329	108,647,735	14,297,289	154,442,691

Shares repurchased	(7,212,507)	(77,112,989)	(10,935,137)	(117,643,295)

Net increase	2,945,822	$31,534,746	3,362,152	$36,799,396

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	1,018	100.00%	$10,973

Class R6	1,019	0.64	10,985

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the				Fair value at
	beginning of				the end of
	the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$73,136,172	$—	$73,136,172	$2,034	$—

Putnam Short Term
Investment Fund*	47,874,172	405,736,631	374,686,923	36,823	78,923,880

Totals	$121,010,344	$405,736,631	$447,823,095	$38,857	$78,923,880

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

72	Absolute Return 300 Fund

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $363,158, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

WR Grace & Co.	$363,158

Totals	$363,158

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$117,600,000

Purchased swap option contracts (contract amount)	$407,900,000

Written TBA commitment option contracts (contract amount) (Note 3)	$227,100,000

Written swap option contracts (contract amount) (Note 3)	$338,900,000

Futures contracts (number of contracts)	1,000

Forward currency contracts (contract amount)	$616,700,000

OTC interest rate swap contracts (notional)	$1,083,200,000

Centrally cleared interest rate swap contracts (notional)	$2,400,100,000

OTC total return swap contracts (notional)	$600,000,000

OTC credit default contracts (notional)	$19,500,000

Absolute Return 300 Fund	73

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$89,580	Payables	$28,657

Foreign
exchange contracts	Receivables	1,022,505	Payables	1,724,535

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	11,929,300*	depreciation	17,332,886*

Total		$13,041,385		$19,086,078

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$66,502	$66,502

Foreign exchange contracts	—	—	(3,851,970)	—	$(3,851,970)

Interest rate contracts	(712,353)	(1,591,018)	—	(8,207,185)	$(10,510,556)

Total	$(712,353)	$(1,591,018)	$(3,851,970)	$(8,140,683)	$(14,296,024)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$735,557	$735,557

Foreign exchange contracts	—	—	2,421,809	—	$2,421,809

Interest rate contracts	(243,546)	459,172	—	7,465,647	$7,681,273

Total	$(243,546)	$459,172	$2,421,809	$8,201,204	$10,838,639

74	Absolute Return 300 Fund

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Absolute Return 300 Fund	75

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, see Note 1, if any. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$18,583	$—	$191,337	$—	$—	$—	$—	$—	$209,920

Centrally cleared interest rate
swap contracts§	—	—	1,124,992	—	—	—	—	—	—	—	—	—	—	—	1,124,992

OTC Total return swap contracts*#	1,424	617,291	—	94,913	112,970	—	176,964	—	—	—	—	—	—	—	1,003,562

OTC Credit default contracts*#	—	—	—	—	86,685	—	2,895	—	—	—	—	—	—	—	89,580

Futures contracts§	—	—	—	—	—	—	—	—	—	741	—	—	—	—	741

Forward currency contracts#	40,530	301,258	—	73,650	205,433	50,595	101	—	112,593	—	20,060	136,728	49,006	32,551	1,022,505

Forward premium swap option contracts#	—	—	—	—	—	—	362,237	—	75,399	—	—	—	—	—	437,636

Purchased swap options**#	262,177	277,774	—	—	177,295	103,775	452,103	—	—	—	—	—	—	—	1,273,124

Purchased options**#	—	—	—	—	—	—	—	—	1,786,630	—	—	—	—	—	1,786,630

Total Assets	$304,131	$1,196,323	$1,124,992	$168,563	$582,383	$154,370	$1,012,883	$—	$2,165,959	$741	$20,060	$136,728	$49,006	$32,551	$6,948,690

Liabilities:

OTC Interest rate swap contracts*#	891	—	—	—	—	206,319	663,091	—	269,522	—	—	—	—	—	1,139,823

Centrally cleared interest rate
swap contracts§	—	—	2,331,624	—	—	—	—	—	—	—	—	—	—	—	2,331,624

OTC Total return swap contracts*#	—	630,341	—	317,242	182,945	28,887	134,839	—	—	—	—	—	—	—	1,294,254

OTC Credit default contracts*#	3,546	1,062	—	—	24,049	—	—	—	—	—	—	—	—	—	28,657

Futures contracts§	—	—	—	—	—	—	—	—	—	532,654	—	—	—	—	532,654

Forward currency contracts#	78,322	235,733	—	91,595	226,592	162,742	76,626	121,578	240,668	—	—	307,618	108,602	74,459	1,724,535

Forward premium swap option contracts#	—	—	—	—	—	—	426,086	—	86,267	—	—	—	—	—	512,353

Written swap options#	331,732	—	—	—	—	—	—	—	2,050,271	—	—	—	—	—	2,382,003

Written options#	—	—	—	—	—	—	—	—	1,567,740	—	—	—	—	—	1,567,740

Total Liabilities	$414,491	$867,136	$2,331,624	$408,837	$433,586	$397,948	$1,300,642	$121,578	$4,214,468	$532,654	$—	$307,618	$108,602	$74,459	$11,513,643

Total Financial and Derivative Net Assets	$(110,360)	$329,187	$(1,206,632)	$(240,274)	$148,797	$(243,578)	$(287,759)	$(121,578)	$(2,048,509)	$(531,913)	$20,060	$(170,890)	$(59,596)	$(41,908)	$(4,564,953)

Total collateral received (pledged)†##	$—	$132,198	$—	$(240,274)	$148,797	$(139,986)	$(287,759)	$(121,578)	$(1,869,813)	$—	$20,060	$—	$(59,596)	$—	$(2,417,951)

Net amount	$(110,360)	$196,989	$(1,206,632)	$—	$—	$(103,592)	$—	$—	$(178,696)	$(531,913)	$—	$(170,890)	$—	$(41,908)	$(2,147,002)

76	Absolute Return 300 Fund	Absolute Return 300 Fund	77

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement. (Note 1)

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

78	Absolute Return 300 Fund

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	5,415,154,963	14,207,845

Ravi Akhoury	5,415,184,974	14,177,833

Barbara M. Baumann	5,415,851,291	13,511,517

Jameson A. Baxter	5,415,767,570	13,595,238

Charles B. Curtis	5,415,854,394	13,508,413

Robert J. Darretta	5,416,022,043	13,340,765

Katinka Domotorffy	5,415,419,173	13,943,635

John A. Hill	5,415,885,634	13,477,174

Paul L. Joskow	5,416,010,424	13,352,383

Kenneth R. Leibler	5,415,817,292	13,545,516

Robert E. Patterson	5,415,985,292	13,377,516

George Putnam, III	5,415,959,400	13,403,408

Robert L. Reynolds	5,416,108,530	13,254,278

W. Thomas Stephens	5,415,918,406	13,444,402

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes	Votes		Broker
for	against	Abstentions	non-votes

45,435,634	1,103,688	2,334,471	15,035,252

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes	Votes		Broker
for	against	Abstentions	non-votes

5,234,359,081	33,570,449	18,267,087	143,166,192

All tabulations are rounded to the nearest whole number.

Absolute Return 300 Fund	79

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	High Yield Advantage Fund
Emerging Markets Equity Fund	High Yield Trust
Equity Spectrum Fund	Income Fund
Europe Equity Fund	Money Market Fund*
Global Equity Fund	Short Duration Income Fund
International Capital Opportunities Fund	U.S. Government Income Trust
International Equity Fund
Investors Fund	Tax-free income
Low Volatility Equity Fund	AMT-Free Municipal Fund
Multi-Cap Core Fund	Intermediate-Term Municipal Income Fund
Research Fund	Short-Term Municipal Income Fund
Strategic Volatility Equity Fund	Tax Exempt Income Fund
Tax Exempt Money Market Fund*
Value	Tax-Free High Yield Fund
Convertible Securities Fund
Equity Income Fund	State tax-free income funds:
George Putnam Balanced Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

80	Absolute Return 300 Fund

Absolute Return	Putnam RetirementReady® Funds — portfolios
Absolute Return 100 Fund®	with automatically adjusting allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market instruments,
Absolute Return 500 Fund®	becoming more conservative over time.
Absolute Return 700 Fund®
RetirementReady 2055 Fund
Global Sector	RetirementReady 2050 Fund
Global Consumer Fund	RetirementReady 2045 Fund
Global Energy Fund	RetirementReady 2040 Fund
Global Financials Fund	RetirementReady 2035 Fund
Global Health Care Fund	RetirementReady 2030 Fund
Global Industrials Fund	RetirementReady 2025 Fund
Global Natural Resources Fund	RetirementReady 2020 Fund
Global Sector Fund	RetirementReady 2015 Fund
Global Technology Fund
Global Telecommunications Fund	Putnam Retirement Income Lifestyle
Global Utilities Fund	Funds — portfolios with managed
allocations to stocks, bonds, and money
Asset Allocation	market investments to generate
Putnam Global Asset Allocation Funds —	retirement income.
portfolios with allocations to stocks, bonds,
and money market instruments that are	Retirement Income Fund Lifestyle 1
adjusted dynamically within specified ranges	Retirement Income Fund Lifestyle 2
as market conditions change.	Retirement Income Fund Lifestyle 3

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation
Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Absolute Return 300 Fund	81

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

82	Absolute Return 300 Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Absolute Return 300 Fund	83

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President, Treasurer,
	Kenneth R. Leibler	and Clerk
Investment Sub-Advisor	Robert E. Patterson
The Putnam Advisory	George Putnam, III	Janet C. Smith
Company, LLC	Robert L. Reynolds	Vice President,
One Post Office Square	W. Thomas Stephens	Principal Accounting Officer,
Boston, MA 02109		and Assistant Treasurer
Officers
Marketing Services	Robert L. Reynolds	Susan G. Malloy
Putnam Retail Management	President	Vice President and
One Post Office Square		Assistant Treasurer
Boston, MA 02109	Jonathan S. Horwitz
	Executive Vice President,	James P. Pappas
Custodian	Principal Executive Officer, and	Vice President
State Street Bank	Compliance Liaison
and Trust Company		Mark C. Trenchard
	Steven D. Krichmar	Vice President and
Legal Counsel	Vice President and	BSA Compliance Officer
Ropes & Gray LLP	Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

84	Absolute Return 300 Fund

This report is for the information of shareholders of Putnam Absolute Return 300 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA109
287961 6/14

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2014

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 26, 2014